UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	4/30/2016

The following N-CSR relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR Form will be filed for that series, as appropriate.

Dreyfus Strategic Beta Emerging Markets Equity Fund

Dreyfus Strategic Beta Global Equity Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Strategic Beta Emerging Markets Equity Fund

SEMIANNUAL REPORT April 30, 2016

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Strategic Beta Emerging Markets Equity Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Strategic Beta Emerging Markets Equity Fund, covering the six-month period from November 1, 2015 through April 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery remained intact over the reporting period. Steady job growth, declining unemployment claims, improved consumer confidence, and higher housing prices supported an economic expansion that so far has lasted nearly seven years. These factors, along with low inflation, prompted the Federal Reserve Board in December 2015 to raise short-term interest rates for the first time in nearly a decade.

On the other hand, the global economy continued to stagnate despite historically aggressive monetary policies, including negative short-term interest rates in Europe and Japan. Global growth has been hampered by weak demand, volatile commodity prices, the lingering effects of various financial crises, unfavorable demographic trends, and low productivity growth. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied strongly to post positive total returns, on average, for the reporting period overall.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist over the foreseeable future until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 16, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2015 through April 30, 2016, as provided by William S. Cazalet, CAIA, Ronald P. Gala, CFA, C. Wesley Boggs, and Peter D. Goslin, CFA, portfolio managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2016, Dreyfus Strategic Beta Emerging Markets Equity Fund’s Class A shares produced a total return of 0.99%, Class C shares returned 0.79%, Class I shares returned 1.17%, and Class Y shares returned 1.27%.1 For the same period, the fund’s benchmark, the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”), produced a -0.13% total return.2

Stocks in emerging markets produced roughly flat returns, on average, during the reporting period, masking heightened volatility stemming from global economic concerns. The fund outperformed its benchmark, largely due to favorable results in the energy and telecommunications services sectors.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities of companies organized or with their principal place of business, or a majority of assets or business, in emerging market countries.

The fund’s portfolio managers use a proprietary methodology designed to rank and select stocks of emerging markets companies based on fundamental company information. The portfolio managers employ a “strategic beta” strategy to select and weight stocks for the fund’s portfolio based on the company’s economic size, which is determined by a combination of accounting metrics, including sales; earnings before interest, taxation, depreciation and amortization (EBITDA); and net total payout, including dividends and share repurchases. Companies are then ranked based on the quality and growth of their earnings, and companies with the lowest expected performance based on earnings quality and earnings growth metrics are excluded. The portfolio managers handle risk by diversifying across companies and industries. The fund’s portfolio is rebalanced semiannually.

Steep Market Decline Followed by Robust Rally

The emerging markets experienced high levels of volatility over the reporting period. In the fall of 2015, China’s central bank reduced short-term interest rates and implemented market reforms and other measures intended to stimulate economic activity in the face of persistently decelerating growth. Nonetheless, higher short-term interest rates in the United States, a strengthening U.S. dollar, and falling commodity prices weighed on investor sentiment through early February 2016. In addition, investors reacted nervously when natural resources exporters in Latin America struggled with lower commodity prices, and Brazil fell into recession amid intensifying government and corporate scandals. Consequently, most emerging market stocks lost value over the reporting period’s first half.

The markets’ trajectory changed dramatically in early February, when comments from the Federal Reserve Board suggested that U.S. policymakers would proceed cautiously before implementing additional rate hikes, energy-related commodity prices began to rebound, and

3

DISCUSSION OF FUND PERFORMANCE (continued)

China announced new stimulus measures. Investors regained confidence, and renewed asset flows into the emerging markets supported a rally that nearly offset the reporting period’s previous losses.

Quantitative Process Buoyed Relative Results

The fund’s quantitative investment strategy enabled it to produce higher returns than its benchmark in the reporting period’s turbulent market environment. Our process proved especially effective in the volatile energy sector, which suffered steep losses over the reporting period’s first half and rebounded strongly over the second half. Most notably, the fund benefited from overweighted exposure to South Korean oil refiner SK Innovation when the company reported higher earnings and profit margins. In Brazil, common and preferred shares of oil giant Petróleo Brasileiro advanced later in the reporting period when oil prices and currency values rebounded and investors looked forward to the potential replacement of the country’s president. The fund also fared well in the telecommunications services sector, where Russia’s largest wireless carrier, Mobile TelesyStems, posted better-than-expected quarterly earnings.

On the other hand, the fund’s positions in the consumer discretionary sector fell short of market averages. Underweighted exposure to Chinese Internet giant Tencent Holdings prevented the fund from participating more fully in gains stemming from the rising popularity of the company’s social network. In the consumer discretionary sector, Greek financial institution Eurobank Ergasias struggled amid worries that negative short-term interest rates in the Eurozone might weigh on profits.

A Focus on Value

The fund’s quantitative investment process focuses on the characteristics of individual companies instead of macroeconomic or market trends. As of the reporting period’s end, we have established overweighted exposure to stocks that, in our analysis, offer attractive valuations compared to market averages and historical norms. We have complemented those value-oriented holdings with overweighted positions in stocks exhibiting high levels of earnings quality and strong earnings momentum. Our bottom-up process has identified an ample number of companies meeting our investment criteria in the energy and utilities sectors, but fewer in the financials and consumer discretionary sectors. From a country perspective, the fund ended the reporting period with overweighted exposure to Brazil and Taiwan, but underweighted positions in India and Mexico.

May 16, 2016

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging market countries.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.

¹ Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until March 1, 2017, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 SOURCE: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The Morgan Stanley Capital International Emerging Markets (MSCI EM) Index is a market capitalization-weighted index composed of companies representative of the market structure of select designated emerging market countries in Europe, Latin America, Africa, Asia, and the Middle East. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Strategic Beta Emerging Markets Equity Fund from November 1, 2015 to April 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 5.00	$ 8.74	$ 3.75	$ 3.75
Ending value (after expenses)	$ 1,009.90	$ 1,007.90	$ 1,011.70	$ 1,012.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 5.02	$ 8.77	3.77	$ 3.77
Ending value (after expenses)	$ 1,019.89	$ 1,016.16	$ 1,021.13	$ 1,021.13

† Expenses are equal to the fund’s annualized expense ratio of 1.00% for Class A, 1.75% for Class C, .75 % for Class I and .75% for Class Y, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
April 30, 2016 (Unaudited)

Common Stocks - 90.5%	Shares		Value ($)
Brazil - 6.6%
AMBEV	19,200		108,247
B2W Cia Digital	500	[a]	1,992
Banco Bradesco	1,892		15,453
Banco do Brasil	8,300		53,358
BB Seguridade Participacoes	3,800		33,147
BM&FBovespa	12,600		62,940
BR Malls Participacoes	600		2,954
BRF	2,800		40,055
CCR	4,300		20,229
CETIP	600		7,366
Cia de Saneamento Basico do Estado de Sao Paulo	1,700		13,049
Cia Siderurgica Nacional	9,500	[a]	36,296
Cielo	1,680		16,364
Cosan Industria e Comercio	700		6,480
CPFL Energia	725		4,184
Duratex	1,400		3,187
EDP - Energias do Brasil	3,900		14,515
Embraer	1,100		6,579
Equatorial Energia	600		7,421
Estacio Participacoes	400		1,381
Fibria Celulose	600		5,300
Hypermarcas	400		3,529
JBS	12,400		32,593
Klabin	400		2,027
Kroton Educacional	2,400		8,932
Localiza Rent a Car	300		2,879
Lojas Renner	2,300		13,890
Multiplan Empreendimentos Imobiliarios	100		1,714
Natura Cosmeticos	700		5,190
OdontoPrev	1,100		3,346
Petroleo Brasileiro	22,000	[a]	84,885
Porto Seguro	600		4,832
Qualicorp	300		1,300
Raia Drogasil	500		8,002
Sul America	2,800		13,637
Tim Participacoes	3,300		7,331
Totvs	300		2,460

6

Common Stocks - 90.5% (continued)	Shares		Value ($)
Brazil - 6.6% (continued)
Tractebel Energia	1,100		12,202
Transmissora Alianca de Energia Eletrica	2,600		14,787
Ultrapar Participacoes	2,400		50,537
Vale	4,100		23,473
WEG	900		3,972
			762,015
Chile - 1.4%
AES Gener	8,875		4,513
Aguas Andinas, Cl. A	16,231		9,422
Banco de Chile	84,694		9,249
Banco de Credito e Inversiones	114		4,906
Banco Santander Chile	302,394		14,642
Cia Cervecerias Unidas	287		3,222
Empresa Nacional de Electricidad	19,925		18,548
Empresas Copec	2,321		23,186
Endesa Americas	19,925	[a]	9,409
Enersis Americas	127,811		22,038
Enersis Chile	127,811	[a]	15,592
Itau CorpBanca	166,838		1,518
LATAM Airlines Group	1,681	[a]	11,977
SACI Falabella	1,373		10,401
			158,623
China - 15.0%
AAC Technologies Holdings Inc	800		5,556
Agricultural Bank of China, Cl. H	87,200		31,455
Air China, Cl. H	14,500		10,932
Alibaba Group Holding, ADR	500	[a]	38,470
Aluminum Corp. of China, Cl. H	24,700	[a]	8,286
Anhui Conch Cement, Cl. H	3,300	[a]	8,698
ANTA Sports Products	3,300		8,416
AviChina Industry & Technology, Cl. H	6,900		4,812
Baidu, ADR	100	[a]	19,430
Bank of China, Cl. H	251,800		101,880
Bank of Communications, Cl. H	27,400	[a]	17,248
Beijing Capital International Airport, Cl. H	3,800		4,062
Byd, Cl. H	1,800	[a]	10,490
CGN Power, Cl. H	7,500	[b]	2,395
China Cinda Asset Management, Cl. H	18,800		6,133
China CITIC Bank, Cl. H	20,700	[a]	12,977

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 90.5% (continued)	Shares		Value ($)
China - 15.0% (continued)
China Communications Construction, Cl. H	39,700		47,208
China Communications Services, Cl. H	24,600		11,597
China Construction Bank, Cl. H	300,500		191,449
China Everbright Bank, Cl. H	12,500		5,618
China Galaxy Securities, Cl. H	7,800		6,763
China International Marine Containers Group, Cl. H	4,500		6,976
China Life Insurance, Cl. H	20,700		47,547
China Longyuan Power Group, Cl. H	6,900		4,727
China Medical System Holdings	1,300		1,686
China Mengniu Dairy	4,400		7,440
China Merchants Bank, Cl. H	8,900		19,398
China Minsheng Banking, Cl. H	15,400		14,454
China National Building Material, Cl. H	31,400		16,124
China Pacific Insurance Group, Cl. H	8,500		29,826
China Petroleum & Chemical, Cl. H	130,900		92,920
China Railway Construction, Cl. H	26,500	[a]	33,349
China Railway Group, Cl. H	30,800	[a]	24,085
China Shenhua Energy, Cl. H	11,000		18,328
China Shipping Container Lines, Cl. H	3,800	[a]	869
China Southern Airlines, Cl. H	20,200	[a]	12,552
China Telecom, Cl. H	61,500		30,245
China Vanke, Cl. H	11,800		29,436
Chongqing Changan Automobile, Cl. B	1,900	[a]	3,279
Chongqing Rural Commercial Bank, Cl. H	5,600	[a]	2,936
CITIC Securities, Cl. H	2,600		5,675
Ctrip.com International, ADR	100	[a]	4,361
Dalian Wanda Commercial Properties, Cl. H	1,500	[b,c]	10,798
Datang International Power Generation, Cl. H	22,300	[a]	6,319
Dongfeng Motor Group, Cl. H	11,200		12,204
Evergrande Real Estate Group	37,500		27,567
Fosun International	4,100		5,669
GF Securities, Cl. H	1,800	[a]	4,044
GOME Electrical Appliances Holdings	67,200		8,626
Great Wall Motor, Cl. H	11,000		8,233
Guangzhou Automobile Group, Cl. H	8,200		9,457
Guangzhou R&F Properties, Cl. H	5,900		8,222
Haitian International Holdings	1,900		3,242
Haitong Securities, Cl. H	4,400		7,266
Hengan International Group	1,100		9,813

8

Common Stocks - 90.5% (continued)	Shares		Value ($)
China - 15.0% (continued)
Huadian Power International, Cl. H	16,800	[a]	8,614
Huaneng Power International, Cl. H	63,200		44,923
Huaneng Renewables, Cl. H	15,000	[a]	4,381
Huatai Securities, Cl. H	1,400	[b]	2,923
Industrial & Commercial Bank of China, Cl. H	260,100		139,752
Jiangsu Expressway, Cl. H	9,000	[a]	11,769
Jiangxi Copper, Cl. H	10,600	[a]	12,874
Kingsoft	600		1,378
NetEase, ADR	100		14,070
New China Life Insurance, Cl. H	3,900		12,604
New Oriental Education & Technology Group, ADR	100		3,916
People's Insurance Company Group of China, Cl. H	53,100		21,225
PICC Property & Casualty, Cl. H	12,800		23,115
Ping An Insurance Group Company of China, Cl. H	16,800		78,208
Qihoo 360 Technology, ADR	100	[a]	7,594
Semiconductor Manufacturing International	50,100	[a]	4,116
Shandong Weigao Group Medical Polymer, Cl. H	2,500		1,492
Shanghai Electric Group, Cl. H	8,800		3,645
Shanghai Lujiazui Finance & Trade Zone Development, Cl. B	1,600	[a,c]	5,338
Shanghai Pharmaceuticals Holding, Cl. H	2,400		5,074
Shenzhou International Group Holdings	600		3,086
Shui On Land	6,300		1,641
Sihuan Pharmaceutical Holdings Group	600		138
Sino-Ocean Land Holdings	14,600		6,554
Sinopec Engineering Group, Cl. H	7,600		7,033
Sinopec Shanghai Petrochemical, Cl. H	43,600	[a]	21,381
Sinopharm Group, Cl. H	9,900	[a]	42,016
Sinotrans, Cl. H	10,600		4,830
SOHO China	12,000		6,014
Sunac China Holdings	11,800		7,533
Tencent Holdings	3,400		68,994
TravelSky Technology	1,900	[a]	3,530
Vipshop Holdings, ADR	500	[a]	6,820
Want Want China Holdings	18,500		14,208
Weichai Power, Cl. H	4,400		5,242
YY, ADR	100	[a]	6,282
Zhejiang Expressway, Cl. H	10,100		10,320
Zhuzhou CSR Times Electric, Cl. H	600		3,380
Zijin Mining Group, Cl. H	55,900		18,757

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 90.5% (continued)	Shares		Value ($)
China - 15.0% (continued)
ZTE, Cl. H	2,900		4,500
			1,730,818
Colombia - .5%
Cementos Argos	831		3,378
Corporacion Financiera Colombiana	245		3,322
Ecopetrol	61,999		30,796
Grupo Argos	1,425		9,404
Interconexion Electrica	2,202		6,725
			53,625
Czech Republic - .3%
CEZ	1,234		24,117
Komercni banka	35		7,180
O2 Czech Republic	862		8,759
			40,056
Egypt - .2%
Commercial International Bank Egypt	2,720		14,090
Global Telecom Holding	17,545	[a]	5,829
Talaat Moustafa Group	2,090		1,577
			21,496
Greece - 1.4%
Alpha Bank AE	49	[a]	104
Eurobank Ergasias	138,241	[a]	113,645
FF Group	117	[a]	2,393
Hellenic Telecommunications Organization	1,023		9,844
JUMBO	304	[a]	3,967
National Bank of Greece	6,604	[a]	1,891
OPAP	2,164		16,106
Piraeus Bank	2	[a]	1
Public Power	2,221		7,355
			155,306
Hong Kong - 5.0%
Beijing Enterprises Holdings	1,400		7,237
Beijing Enterprises Water Group	5,000	[a]	2,958
Belle International Holdings	23,500		14,304
Brilliance China Automotive Holdings	1,300		1,284
China Everbright	2,500		4,888
China Everbright International	2,500		2,799
China Gas Holdings	2,500		3,607
China Jinmao Holdings Group	12,500	[a]	3,542

10

Common Stocks - 90.5% (continued)	Shares		Value ($)
Hong Kong - 5.0% (continued)
China Merchants Holdings International	1,300		3,853
China Mobile	23,200		263,886
China Overseas Land & Investment	9,000		28,554
China Power International Development	23,500		9,962
China Resources Gas Group	2,500		7,063
China Resources Land	10,100		24,787
China Resources Power Holdings	15,600		26,146
China State Construction International Holdings	4,400		6,811
China Taiping Insurance Holdings	8,400	[a]	17,116
China Unicom Hong Kong	19,500		22,784
Country Garden Holdings	25,200		9,930
CSPC Pharmaceutical Group	3,800		3,363
ENN Energy Holdings	2,300		11,200
GCL-Poly Energy Holdings	78,900	[a]	11,646
Geely Automobile Holdings	22,400		11,032
Guangdong Investment	5,600		7,880
Haier Electronics Group	4,100		6,833
Kunlun Energy	8,200		7,058
Longfor Properties	7,600		10,638
New World China Land	2,500	[c]	2,514
Nine Dragons Paper Holdings	11,100		7,931
Shimao Property Holdings	15,400		21,259
Sino Biopharmaceutical	7,800		5,533
Sun Art Retail Group	8,400		6,296
Yuexiu Property	30,440		4,405
			579,099
Hungary - .3%
MOL Hungarian Oil & Gas	329	[a]	20,085
OTP Bank	374		9,910
Richter Gedeon	402	[a]	7,989
			37,984
Indonesia - 1.8%
Adaro Energy	277,800		15,281
Akr Corpoindo	6,900		3,394
Astra International	54,300		27,616
Bank Central Asia	11,200		11,051
Bank Negara Indonesia	13,700		4,753
Bank Rakyat Indonesia	19,200		15,031
Gudang Garam	1,000		5,242

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 90.5% (continued)	Shares		Value ($)
Indonesia - 1.8% (continued)
Hanjaya Mandala Sampoerna	500		3,776
Indocement Tunggal Prakarsa	3,400		5,068
Indofood CBP Sukses Makmur	1,400		1,617
Jasa Marga	4,600		1,897
Kalbe Farma	25,800		2,681
Lippo Karawaci	25,200		1,937
Matahari Department Store	6,200		8,912
Semen Indonesia	8,700		6,516
Surya Citra Media	8,900		2,155
Telekomunikasi Indonesia	246,200		66,116
Tower Bersama Infrastructure	1,400	[a]	628
Unilever Indonesia	2,300		7,411
United Tractors	7,100		8,050
XL Axiata	11,300	[a]	3,012
			202,144
Malaysia - 1.6%
AirAsia	7,200		3,498
Astro Malaysia Holdings	4,200		2,976
Berjaya Sports Toto	6,897		5,369
British American Tobacco Malaysia	600		7,050
Dialog Group	2,400		975
DiGi.Com	11,000		12,380
Gamuda	1,600		1,948
HAP Seng Consolidated	1,200		2,351
Hong Leong Financial Group	400		1,527
IHH Healthcare	1,600		2,681
IJM	6,300		5,568
IOI	9,600		10,812
Kuala Lumpur Kepong	1,000		6,120
Lafarge Malaysia	1,100		2,469
Malaysia Airports Holdings	1,100		1,889
Maxis	8,900		12,755
MISC	2,800		6,051
Petronas Chemicals Group	7,800		13,399
Petronas Dagangan	1,400		8,547
Petronas Gas	2,300		12,935
Public Bank	2,300		11,001
SapuraKencana Petroleum	6,500		2,716
Tenaga Nasional	9,300		34,142

12

Common Stocks - 90.5% (continued)	Shares		Value ($)
Malaysia - 1.6% (continued)
YTL	15,100		6,030
YTL Power International	8,500		3,261
			178,450
Mexico - 2.3%
Alfa, Cl. A	10,000		18,809
America Movil, Ser. L	12,800		9,062
Arca Continental	1,100		7,588
El Puerto de Liverpool, Ser. C1	300		3,409
Fomento Economico Mexicano	2,400		22,373
Gentera	3,100		6,151
Gruma, Cl. B	700		10,203
Grupo Aeroportuario del Pacifico, Cl. B	1,200		11,331
Grupo Aeroportuario del Sureste, Cl. B	465		7,161
Grupo Bimbo, Ser. A	3,700		11,267
Grupo Carso, Ser. A1	1,200		5,780
Grupo Comercial Chedraui	1,400		3,962
Grupo Financiero Banorte, Ser. O	2,400		13,646
Grupo Lala	1,400		3,744
Grupo Televisa, Ser. CPO	4,200		24,485
Industrias Penoles	545		8,515
Kimberly-Clark de Mexico, Cl. A	7,200		17,116
La Comer	1,400	[a]	1,465
OHL Mexico	3,000	[a]	4,929
Promotora y Operadora de Infraestructura	200		2,535
Southern Copper	600		17,802
Telesites	755	[a]	465
Wal-Mart de Mexico	19,800		48,934
			260,732
Netherlands - .1%
Steinhoff International Holdings	1,214		7,608
Peru - .3%
Cia de Minas Buenaventura, ADR	900	[a]	9,135
Credicorp	200		29,084
			38,219
Philippines - .7%
Ayala	420		6,891
Ayala Land	7,400		5,452
DMCI Holdings	11,050		2,934
Energy Development	21,700		2,722

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 90.5% (continued)	Shares		Value ($)
Philippines - .7% (continued)
Globe Telecom	285		13,330
GT Capital Holdings	95		2,764
JG Summit Holdings	4,690		8,119
Jollibee Foods	710		3,474
Metro Pacific Investments	16,600		2,052
Philippine Long Distance Telephone	535		19,548
SM Investments	340		6,828
SM Prime Holdings	5,200		2,503
Universal Robina	1,320		5,855
			82,472
Poland - 1.7%
Bank Millennium	1,096		1,436
Bank Zachodni	86		5,985
CCC	43		1,917
Cyfrowy Polsat	141	[a]	898
Enea	2,462		7,622
Eurocash	636		9,089
Grupa Azoty	120	[a]	2,734
Grupa Lotos	675	[a]	5,248
KGHM Polska Miedz	529		10,334
mBank	32	[a]	2,711
Orange Polska	10,355		16,894
PGE	4,804		16,617
Polski Koncern Naftowy ORLEN	3,732		67,026
Polskie Gornictwo Naftowe i Gazownictwo	10,985		14,619
Powszechny Zaklad Ubezpieczen	2,368		21,449
Synthos	3,440		3,670
Tauron Polska Energia	9,021	[a]	7,003
			195,252
Qatar - .4%
Barwa Real Estate	468		4,288
Ezdan Holding Group	778		3,927
Industries Qatar	461		13,176
Qatar Electricity & Water	103		5,941
Qatar Gas Transport	1,812		11,493
Qatar Insurance	134		2,947
Qatar Islamic Bank	66		1,774
Qatar National Bank	197		7,736
			51,282

14

Common Stocks - 90.5% (continued)	Shares		Value ($)
Russia - 5.0%
Alrosa	7,400		8,467
Gazprom	54,970		143,534
Magnit, GDR	423		14,651
MegaFon, GDR	520		5,985
MMC Norilsk Nickel	569		82,926
Mobile Telesystems, ADR	5,200		48,152
Moscow Exchange MICEX-RTS	4,290		6,765
Novatek, GDR	110		10,637
Rosneft	8,790		47,872
Rostelecom	6,290		9,583
RusHydro	725,900		7,756
Sberbank of Russia	35,240		67,545
Severstal	1,920		21,571
Sistema, GDR	4,291		31,571
Surgutneftegas	30,600		16,162
Tatneft	7,770		41,033
VTB Bank	5,157,300		5,592
			569,802
South Africa - 5.8%
AngloGold Ashanti	1,895	[a]	30,921
Barclays Africa Group	1,373		13,992
Barloworld	1,235		7,159
Bidvest Group	1,517		38,434
Brait	612	[a]	6,862
Discovery	582		5,203
Exxaro Resources	1,530		9,710
FirstRand	8,040		25,991
Gold Fields	3,487		16,174
Growthpoint Properties	2,338		4,143
Hyprop Investments	200		1,734
Impala Platinum Holdings	2,134	[a]	8,912
Imperial Holdings	1,164		12,268
Investec	1,247		9,659
Liberty Holdings	586		5,754
Life Healthcare Group Holdings	2,383		6,264
Massmart Holdings	379		3,254
Mondi	561		10,794
Mr Price Group	573		7,326
MTN Group	11,016		116,212

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 90.5% (continued)	Shares		Value ($)
South Africa - 5.8% (continued)
Naspers, Cl. N	61		8,411
Nedbank Group	711		9,112
Netcare	2,453		6,244
Pick n Pay Stores	1,806		9,406
Pioneer Foods Group	300		3,517
Rand Merchant Investment Holdings	396		1,190
Redefine Properties	7,466		6,464
Remgro	417		7,470
Resilient REIT	113		1,079
RMB Holdings	1,146		4,686
Sanlam	6,827		33,116
Sappi	3,678	[a]	15,951
Sasol	2,489		81,647
SPAR Group	1,191		17,800
Standard Bank Group	4,676		41,810
Telkom	1,329		5,317
The Foschini Group	844		9,053
Tiger Brands	332		8,239
Truworths International	2,017		15,081
Tsogo Sun Holdings	1,774		3,325
Vodacom Group	2,217		25,822
Woolworths Holdings	1,247		8,004
			663,510
South Korea - 15.2%
Amorepacific	29		10,306
AMOREPACIFIC Group	53		7,786
BGF Retail	38		6,172
BNK Financial Group	1,104		8,937
Celltrion	41	[a]	3,611
Cheil Worldwide	303		4,456
CJ	123		23,037
CJ CheilJedang	34		11,293
CJ E&M	54		3,175
CJ Korea Express	16	[a]	2,727
Coway	233		20,136
Daelim Industrial	174		13,746
Daewoo Engineering & Construction	580	[a]	3,209
Daewoo International	396		8,571
Daewoo Securities	564		4,068

16

Common Stocks - 90.5% (continued)	Shares		Value ($)
South Korea - 15.2% (continued)
DGB Financial Group	699		5,597
Dongbu Insurance	226		13,885
Doosan	38		3,563
E-Mart	75		12,055
GS Engineering & Construction	328	[a]	8,880
GS Holdings	494		23,836
GS Retail	135		6,306
Hankook Tire	367		17,096
Hanon Systems	473		4,267
Hanssem	14		2,344
Hanwha	1,280		42,302
Hanwha Chemical	483		10,602
Hanwha Life Insurance	1,269		7,427
Hyosung	210		22,491
Hyundai Department Store	35		4,521
Hyundai Development Co-Engineering & Construction	339		14,958
Hyundai Engineering & Construction	459		16,053
Hyundai Marine & Fire Insurance	496		13,800
Hyundai Motor	820		103,050
Hyundai Steel	335		18,406
Hyundai Wia	76		6,424
Industrial Bank of Korea	1,115		11,815
Kangwon Land	371		13,830
KB Financial Group	567		17,211
KCC	11		4,092
KEPCO Plant Service & Engineering	64		4,230
Kia Motors	1,126		47,218
Korea Aerospace Industries	64		3,796
Korea Electric Power	1,657		89,699
Korea Gas	339		12,254
Korea Investment Holdings	118		4,743
Korea Zinc	17		7,376
Korean Air Lines	456	[a]	11,618
KT	270	[a]	7,227
KT&G	518		55,894
Kumho Petrochemical	106		6,324
LG	177		10,516
LG Chem	209		54,232
LG Display	1,160		24,263

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 90.5% (continued)	Shares		Value ($)
South Korea - 15.2% (continued)
LG Household & Health Care	14		12,334
LG Uplus	1,282		12,577
Lotte Chemical	122		31,195
Lotte Chilsung Beverage	1		1,731
Mirae Asset Securities	296		6,361
NAVER	31		18,376
NCSoft	15		3,008
NH Investment & Securities	411		3,565
Orion	5		4,072
Ottogi	2		1,430
S-1	60		4,897
Samsung C&T	71		8,134
Samsung Card	89		3,026
Samsung Electro-Mechanics	362		16,499
Samsung Electronics	285		309,908
Samsung Fire & Marine Insurance	106		27,356
Samsung Life Insurance	277		26,494
Samsung SDI	68		6,780
Samsung SDS	30		4,474
Samsung Securities	158		5,424
Shinhan Financial Group	1,435		52,409
Shinsegae	42		7,760
SK Holdings	350		68,450
SK Hynix	2,162		53,063
SK Innovation	879		118,508
SK Networks	1,611		9,567
SK Telecom	34		6,162
S-Oil	494		37,502
Woori Bank	1,197		10,978
Yuhan	16		4,089
			1,751,560
Taiwan - 14.6%
Acer	21,000	[a]	7,457
Advanced Semiconductor Engineering	33,000		30,903
Advantech	1,000	[a]	7,039
Asustek Computer	4,000	[a]	35,062
AU Optronics	30,000	[a]	8,709
Casetek Holdings	1,000		4,479
Catcher Technology	3,000	[a]	20,980

18

Common Stocks - 90.5% (continued)	Shares		Value ($)
Taiwan - 14.6% (continued)
Cathay Financial Holding	24,000		26,792
Chailease Holding	2,040	[a]	3,417
Chang Hwa Commercial Bank	9,350		4,875
Chicony Electronics	2,005		4,780
China Life Insurance	15,800		11,889
Chunghwa Telecom	26,000	[a]	88,082
Compal Electronics	47,000		27,565
CTBC Financial Holding	25,654		13,007
Delta Electronics	7,000		32,439
E.Sun Financial Holding	10,434		5,770
Eclat Textile	1,000	[a]	11,359
EVA Airways	16,000	[a]	7,922
Far Eastern New Century	26,000		19,421
Far EasTone Telecommunications	6,000	[a]	13,497
Feng TAY Enterprise	1,000		4,295
First Financial Holding	6,325	[a]	3,093
Formosa Chemicals & Fibre	19,000		48,407
Formosa Petrochemical	6,000	[a]	17,025
Formosa Plastics	18,000	[a]	44,667
Formosa Taffeta	5,000		4,576
Foxconn Technology	4,020		8,268
Fubon Financial Holding	18,000		21,807
Giant Manufacturing	1,000		6,002
Highwealth Construction	4,100	[a]	6,151
Hon Hai Precision Industry	128,050		303,168
Hotai Motor	1,000		9,856
HTC	6,000		15,266
Hua Nan Financial Holdings	7,248		3,511
Innolux	76,000		23,491
Inotera Memories	8,000	[a]	7,267
Inventec	24,000	[a]	15,796
Lite-On Technology	9,030	[a]	10,973
Merida Industry	1,000		4,057
Nan Ya Plastics	28,000		54,688
Novatek Microelectronics	4,000	[a]	13,954
Pegatron	26,000	[a]	54,746
Phison Electronics	1,000	[a]	8,327
Pou Chen	13,000		16,348
Powertech Technology	6,000	[a]	12,158

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 90.5% (continued)	Shares		Value ($)
Taiwan - 14.6% (continued)
President Chain Store	2,000	[a]	14,125
Quanta Computer	17,000	[a]	27,333
Radiant Opto-Electronics	4,000	[a]	5,745
Ruentex Industries	1,000		1,394
Siliconware Precision Industries	14,000		20,743
Simplo Technology	2,000	[a]	6,749
SinoPac Financial Holdings	15,736		4,652
Synnex Technology International	5,000	[a]	4,959
Taiwan Business Bank	4,146		1,068
Taiwan Cooperative Financial Holding	6,000		2,645
Taiwan Fertilizer	4,000		5,428
Taiwan Mobile	6,000	[a]	19,740
Taiwan Semiconductor Manufacturing	64,000	[a]	293,248
Teco Electric & Machinery	6,000		4,731
Transcend Information	2,000	[a]	5,615
Uni-President Enterprises	29,360		52,856
United Microelectronics	61,000		22,637
Vanguard International Semiconductor	3,000		4,582
Wistron	61,000	[a]	36,013
WPG Holdings	27,000		28,801
Yuanta Financial Holding	19,340		6,362
Yulon Motor	4,000		3,511
Zhen Ding Technology Holding	4,000	[a]	8,374
			1,684,652
Thailand - 2.6%
Advanced Info Service	5,900		26,197
Airports of Thailand	600		6,716
Bangkok Bank	800		3,737
Bangkok Bank-Foreign	600		2,847
Bangkok Dusit Medical Services	2,900		1,972
Banpu	7,400		2,710
BEC World	3,700		2,741
Bumrungrad Hospital	500		2,895
Central Pattana	1,300		1,956
CP ALL	9,100		11,884
Delta Electronics Thailand	2,600		5,356
Energy Absolute	1,100		669
Glow Energy	2,800		7,067
Indorama Ventures	20,300		16,484

20

Common Stocks - 90.5% (continued)	Shares		Value ($)
Thailand - 2.6% (continued)
IRPC	97,400		14,192
Kasikornbank	800		3,790
Kasikornbank-Foreign	3,600		17,131
Krung Thai Bank	5,400		2,696
PTT	8,200		70,438
PTT Global Chemical	23,300		41,338
Siam Cement	2,450		34,326
Thai Oil	7,700		14,504
Thai Union Group	6,900		4,075
TMB Bank	35,200		2,289
			298,010
Turkey - 1.9%
Arcelik	1,123		7,542
BIM Birlesik Magazalar	774		17,052
Emlak Konut Gayrimenkul Yatirim Ortakligi	1,701		1,830
Enka Insaat ve Sanayi	1,944		3,379
Eregli Demir ve Celik Fabrikalari	12,533		20,914
Ford Otomotiv Sanayi	463		6,223
Haci Omer Sabanci Holding	4,543		16,401
KOC Holding	6,339		33,098
Petkim Petrokimya Holding	2,330	[a]	3,422
TAV Havalimananlari Holdings	998		5,817
Tofas Turk Otomobil Fabrikasi	893		7,067
Tupras Turkiye Petrol Rafinerileri	1,110		29,269
Turk Hava Yollari	6,521	[a]	16,080
Turk Telekomunikasyon	3,098		7,487
Turkcell Iletisim Hizmetleri	4,520	[a]	19,554
Turkiye Garanti Bankasi	3,772		11,622
Turkiye Sise ve Cam Fabrikalari	3,356		4,691
Turkiye Vakiflar Bankasi, Cl. D	1,827		3,226
Ulker Biskuvi Sanayi	566		4,508
			219,182
United Arab Emirates - 1.2%
Abu Dhabi Commercial Bank	11,784		20,994
Aldar Properties	12,484		9,187
DP World	379		7,131
Dubai Financial Market	3,291		1,360
Dubai Islamic Bank	2,293		3,645
Emaar Malls Group	5,168		4,053

21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 90.5% (continued)	Shares		Value ($)
United Arab Emirates - 1.2% (continued)
Emaar Properties	20,009		36,801
Emirates Telecommunications Group	10,897		55,982
			139,153
United States - 4.6%
iShares MSCI India ETF	19,491		527,426
Total Common Stocks (cost $9,871,650)			10,408,476
Preferred Stocks - 6.9%	Shares		Value ($)
Brazil - 4.4%
Banco Bradesco	7,414		55,833
Braskem, Cl. A	1,700		12,135
Centrais Eletricas Brasileiras, Cl. B	5,000		18,623
Cia Brasileira de Distribuicao	600		8,829
Cia Energetica de Minas Gerais	22,400		44,614
Cia Energetica de Sao Paulo, Cl. B	1,700		7,118
Cia Paranaense de Energia, Cl. B	700		5,762
Gerdau	8,700		19,756
Itau Unibanco Holding	14,170		135,427
Itausa - Investimentos Itau	22,810		57,435
Petroleo Brasileiro	35,700	[a]	106,189
Suzano Papel e Celulose, Cl. A	1,100		4,199
Vale	7,600		34,782
			510,702
Chile - .2%
Embotelladora Andina	1,149		3,897
Sociedad Quimica y Minera de Chile, Cl. B	632		13,545
			17,442
Colombia - .1%
Bancolombia	666		6,331
Grupo Aval Acciones y Valores	6,766		2,826
			9,157
Russia - 1.5%
AK Transneft	53		163,939
Surgutneftegas	19,600		12,726
			176,665
South Korea - .7%
Amorepacific	49		9,727
Hyundai Motor	59		5,024
Hyundai Motor-2nd	90		7,854
LG Chem	39		6,712

22

Preferred Stocks - 6.9% (continued)	Shares		Value ($)
South Korea - .7% (continued)
Samsung Electronics	51		46,569
			75,886
Total Preferred Stocks (cost $599,170)			789,852
Rights - .0%	Number of Rights		Value ($)
Taiwan - .0%
Fubon Financial	791	[a]	0
Thailand - .0%
Banpu PCL (cost $999)	3,700	[a]	1,651
Total Rights (cost $999)			1,651
Warrants - .0%	Number of Warrants		Value ($)
Thailand - .0%
Minor International (11/3/17) (cost $0)	45	[a]	6
Other Investment - 2.3%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $270,721)	270,721	[d]	270,721
Total Investments (cost $10,742,540)	99.7%		11,470,706
Cash and Receivables (Net)	.3%		31,494
Net Assets	100.0%		11,502,200

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

MICEX—Moscow Interbank Currency Exchange

RTS—Russian Trading System

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, these securities were valued at $16,116 or .14% of net assets.

c The valuation of this security has been determined in good faith by management under the direction of the Board of Trustees. At April 30, 2016, the value of these securities amounted to $18,650 or .16% of net assets.

d Investment in affiliated money market mutual fund.

23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Financials	26.8
Information Technology	15.8
Energy	12.4
Telecommunication Services	8.8
Materials	8.7
Consumer Staples	6.3
Industrials	6.3
Consumer Discretionary	6.0
Utilities	5.4
Money Market Investment	2.3
Health Care	.9
99.7

† Based on net assets.

See notes to financial statements.

24

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	10,471,819	11,199,985
Affiliated issuers	270,721	270,721
Cash denominated in foreign currency	52,874	52,133
Dividends receivable		8,613
Due from The Dreyfus Corporation and affiliates—Note 3(c)		8,049
Prepaid expenses		20,830
		11,560,331
Liabilities ($):
Payable for shares of Beneficial Interest redeemed		16,427
Accrued expenses		41,704
		58,131
Net Assets ($)		11,502,200
Composition of Net Assets ($):
Paid-in capital		13,219,666
Accumulated undistributed investment income—net		2,271
Accumulated net realized gain (loss) on investments		(2,447,512)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		727,775
Net Assets ($)		11,502,200

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	66,176	23,013	23,036	11,389,975
Shares Outstanding	6,441	2,245	2,240	1,107,325
Net Asset Value Per Share ($)	10.27	10.25	10.28	10.29

See notes to financial statements.

25

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $23,483 foreign taxes withheld at source):
Unaffiliated issuers	158,092
Affiliated issuers	281
Total Income	158,373
Expenses:
Management fee—Note 3(a)	48,101
Custodian fees—Note 3(c)	188,720
Professional fees	46,876
Registration fees	24,726
Trustees’ fees and expenses—Note 3(d)	2,585
Prospectus and shareholders’ reports	2,166
Shareholder servicing costs—Note 3(c)	283
Distribution fees—Note 3(b)	215
Loan commitment fees—Note 2	90
Miscellaneous	29,525
Total Expenses	343,287
Less—reduction in expenses due to undertaking—Note 3(a)	(282,674)
Less—reduction in fees due to earnings credits—Note 3(c)	(2)
Net Expenses	60,611
Investment Income—Net	97,762
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(2,562,846)
Net realized gain (loss) on financial futures	336,532
Net realized gain (loss) on forward foreign currency exchange contracts	51,324
Net Realized Gain (Loss)	(2,174,990)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	1,342,812
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	531
Net Unrealized Appreciation (Depreciation)	1,343,343
Net Realized and Unrealized Gain (Loss) on Investments	(831,647)
Net (Decrease) in Net Assets Resulting from Operations	(733,885)

See notes to financial statements.

26

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations ($):
Investment income—net	97,762	177,863
Net realized gain (loss) on investments	(2,174,990)	(312,700)
Net unrealized appreciation (depreciation) on investments	1,343,343	(290,765)
Net Increase (Decrease) in Net Assets Resulting from Operations	(733,885)	(425,602)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(782)	(440)
Class C	-	(288)
Class I	(63,448)	(33,880)
Class Y	(136,782)	(440)
Net realized gain on investments:
Class A	-	(16)
Class C	-	(14)
Class I	-	(1,109)
Class Y	-	(14)
Total Dividends	(201,012)	(36,201)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	26,561	41,000
Class Y	758,332	16,138,298
Dividends reinvested:
Class A	174	33
Class Y	135,959	-
Cost of shares redeemed:
Class A	(60,641)	(14,092)
Class C	(53,464)	-
Class I	(5,714,105)	-
Class Y	(4,560,246)	(1,476,389)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(9,467,430)	14,688,850
Total Increase (Decrease) in Net Assets	(10,402,327)	14,227,047
Net Assets ($):
Beginning of Period	21,904,527	7,677,480
End of Period	11,502,200	21,904,527
Undistributed investment income—net	2,271	105,521

27

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Capital Share Transactions (Shares):
Class A
Shares sold	2,678	3,562
Shares issued for dividends reinvested	18	3
Shares redeemed	(6,543)	(1,277)
Net Increase (Decrease) in Shares Outstanding	(3,847)	2,288
Class C
Shares redeemed	(5,755)	-
Class I
Shares redeemed	(613,760)	-
Class Y
Shares sold	78,823	1,635,417
Shares issued for dividends reinvested	14,133	-
Shares redeemed	(484,247)	(144,801)
Net Increase (Decrease) in Shares Outstanding	(391,291)	1,490,616

See notes to financial statements.

28

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
Class A Shares	April 30, 2016		Year Ended October 31,
	(Unaudited)		2015		2014	[a]
Per Share Data ($):
Net asset value, beginning of period	10.25		11.99		12.50
Investment Operations:
Investment income (loss)—net[b]	.05		.23		(.00)[c]
Net realized and unrealized gain (loss) on investments	.05		(1.92)		(.51)
Total from Investment Operations	.10		(1.69)		(.51)
Distributions:
Dividends from investment income—net	(.08)		(.05)		-
Dividends from net realized gain on investments	-		(.00)	[c]	-
Total Distributions	(.08)		(.05)		-
Net asset value, end of period	10.27		10.25		11.99
Total Return (%)[d]	.99	[e]	(14.11)		(4.08)	[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	4.79	[f]	4.50		13.25	[f]
Ratio of net expenses to average net assets	1.00	[f]	1.00		1.00	[f]
Ratio of net investment income (loss) to average net assets	.99	[f]	2.04		(.15)	[f]
Portfolio Turnover Rate	43.60	[e]	32.52		1.76	[e]
Net Assets, end of period ($ x 1,000)	66		105		96

a From September 15, 2014 (commencement of operations) to October 31, 2014.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Exclusive of sales charge.

e Not annualized.

f Annualized.

See notes to financial statements.

29

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
Class C Shares	April 30, 2016		Year Ended October 31,
	(Unaudited)		2015		2014	[a]
Per Share Data ($):
Net asset value, beginning of period	10.17		11.98		12.50
Investment Operations:
Investment income (loss)—net[b]	.00	[c]	.13		(.01)
Net realized and unrealized gain (loss) on investments	.08		(1.90)		(.51)
Total from Investment Operations	.08		(1.77)		(.52)
Distributions:
Dividends from investment income—net	-		(.04)		-
Dividends from net realized gain on investments	-		(.00)	[c]	-
Total Distributions	-		(.04)		-
Net asset value, end of period	10.25		10.17		11.98
Total Return (%)[d]	.79	[e]	(14.83)		(4.16)	[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	4.65	[f]	5.12		14.00	[f]
Ratio of net expenses to average net assets	1.75	[f]	1.75		1.75	[f]
Ratio of net investment income (loss) to average net assets	.08	[f]	1.18		(.90)	[f]
Portfolio Turnover Rate	43.60	[e]	32.52		1.76	[e]
Net Assets, end of period ($ x 1,000)	23		81		96

a From September 15, 2014 (commencement of operations) to October 31, 2014.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Exclusive of sales charge.

e Not annualized.

f Annualized.

See notes to financial statements.

30

	Six Months Ended
Class I Shares	April 30, 2016		Year Ended October 31,
	(Unaudited)		2015		2014	[a]
Per Share Data ($):
Net asset value, beginning of period	10.27		12.00		12.50
Investment Operations:
Investment income—net[b]	.04		.25		.00	[c]
Net realized and unrealized gain (loss) on investments	.07		(1.92)		(.50)
Total from Investment Operations	.11		(1.67)		(.50)
Distributions:
Dividends from investment income—net	(.10)		(.06)		-
Dividends from net realized gain on investments	-		(.00)	[c]	-
Total Distributions	(.10)		(.06)		-
Net asset value, end of period	10.28		10.27		12.00
Total Return (%)	1.17	[d]	(13.99)		(4.00)	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	4.29	[e]	4.08		12.68	[e]
Ratio of net expenses to average net assets	.75	[e]	.75		.75	[e]
Ratio of net investment income to average net assets	.90	[e]	2.19		.10	[e]
Portfolio Turnover Rate	43.60	[d]	32.52		1.76	[d]
Net Assets, end of period ($ x 1,000)	23		6,328		7,390

a From September 15, 2014 (commencement of operations) to October 31, 2014.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Not annualized.

e Annualized.

See notes to financial statements.

31

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
Class Y Shares	April 30, 2016		Year Ended October 31,
	(Unaudited)		2015		2014	[a]
Per Share Data ($):
Net asset value, beginning of period	10.27		12.00		12.50
Investment Operations:
Investment income—net[b]	.06		.09		.00	[c]
Net realized and unrealized gain (loss) on investments	.06		(1.76)		(.50)
Total from Investment Operations	.12		(1.67)		(.50)
Distributions:
Dividends from investment income—net	(.10)		(.06)		-
Dividends from net realized gain on investments	-		(.00)	[c]	-
Total Distributions	(.10)		(.06)		-
Net asset value, end of period	10.29		10.27		12.00
Total Return (%)	1.27	[d]	(13.99)		(4.00)	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	4.27	[e]	2.09		12.67	[e]
Ratio of net expenses to average net assets	.75	[e]	.75		.75	[e]
Ratio of net investment income to average net assets	1.33	[e]	.98		.10	[e]
Portfolio Turnover Rate	43.60	[d]	32.52		1.76	[d]
Net Assets, end of period ($ x 1,000)	11,390		15,390		96

a From September 15, 2014 (commencement of operations) to October 31, 2014.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Not annualized.

e Annualized.

See notes to financial statements.

32

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Strategic Beta Emerging Markets Equity Fund (the “fund”) is a separate diversified series of Dreyfus Opportunity Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2016, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 2,240 Class A and all of the outstanding Class C and Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

34

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign Common Stocks†	205,116	9,659,798	†† 16,136	9,881,050
Equity Securities - Foreign Preferred Stocks†	-	789,852	†† -	789,852
Exchange-Traded Funds	527,426	-	-	527,426
Mutual Funds	270,721	-	-	270,721
Rights†	1,651	-	-	1,651
Warrants†	6	-	-	6

† See Statement of Investments for additional detailed categorizations.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.

At October 31, 2015, $8,688 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

36

Equity Securities-Foreign Common Stock ($)
Balance as of 10/31/2015	2,899
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(36)
Purchases/ issuances	-
Sales/dispositions	-
Transfers into Level 3†	15,254
Transfers out of Level 3†	(1,981)
Balance as of 4/30/2016	16,136
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to investments still held at 4/30/2016	882

† Transfers into and out of Level 3 represent the value at the date of transfer. The transfers into Level 3 for the current period were due to extended trading halts. The transfers out of Level 3 for the current period were due to the resumption of trading of foreign common stock.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments

37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

in affiliated investment companies during the period ended April 30, 2016 were as follows:

Affiliated Investment Company	Value 10/31/2015 ($)	Purchases ($)	Sales ($)	Value 4/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	16,791	10,066,626	9,812,696	270,721	2.3

Certain affiliated investment companies may also invest in the fund. At April 30, 2016, Dreyfus Diversified Emerging Markets Fund, an affiliate of the fund, held 1,107,325 Class Y shares representing approximately 99% of the fund’s net assets.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2016, the fund did not incur any interest or penalties.

38

Each tax year in the two-year period ended October 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $269,723 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2015. The fund has $70,645 of short–term capital losses and $199,078 of long–term capital losses which can be carried forward for an unlimited period

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2015 was as follows: ordinary income $36,201. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2015 through March 1, 2017, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary

39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

expenses) exceed .75% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $282,674 during the period ended April 30, 2016.

Pursuant to a sub-investment advisory agreement between Dreyfus and Mellon Capital, Mellon Capital serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2016, Class C shares were charged $215 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April

40

30, 2016, Class A and Class C shares were charged $103 and $72, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2016, the fund was charged $109 for transfer agency services and $5 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $2.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2016, the fund was charged $188,720 pursuant to the custody agreement.

During the period ended April 30, 2016, the fund was charged $4,997 for services performed by the Chief Compliance Officer and his staff.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $5,605, Distribution Plan fees $14, Shareholder Services Plan fees $18, custodian fees $77,947, Chief Compliance Officer fees $3,208 and transfer agency fees $26, which are offset against an expense reimbursement currently in effect in the amount of $94,867.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended April 30, 2016, there were no redemption fees charged and retained by the fund.

41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures and forward contracts, during the period ended April 30, 2016, amounted to $6,775,296 and $15,873,139, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. At April 30, 2016, there were no financial futures outstanding.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When

42

executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At April 30, 2016, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2016:

Average Market Value ($)
Equity financial futures	821,611
Forward contracts	828,150

At April 30, 2016, accumulated net unrealized appreciation on investments was $728,166, consisting of $1,240,676 gross unrealized appreciation and $512,510 gross unrealized depreciation.

At April 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

43

NOTES

44

NOTES

45

For More Information

Dreyfus Strategic Beta Emerging Markets Equity Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Mellon Capital Management
Corporation
50 Fremont Street, Suite 3900
San Francisco, CA 94105

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DOFAX Class C: DOFCX Class I: DOFIX Class Y: DOFYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6342SA0416

Dreyfus Strategic Beta Global Equity Fund

SEMIANNUAL REPORT April 30, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Strategic Beta Global Equity Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Strategic Beta Global Equity Fund, covering the six-month period from November 1, 2015 through April 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery remained intact over the reporting period. Steady job growth, declining unemployment claims, improved consumer confidence, and higher housing prices supported an economic expansion that so far has lasted nearly seven years. These factors, along with low inflation, prompted the Federal Reserve Board in December 2015 to raise short-term interest rates for the first time in nearly a decade.

On the other hand, the global economy continued to stagnate despite historically aggressive monetary policies, including negative short-term interest rates in Europe and Japan. Global growth has been hampered by weak demand, volatile commodity prices, the lingering effects of various financial crises, unfavorable demographic trends, and low productivity growth. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied strongly to post positive total returns, on average, for the reporting period overall.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist over the foreseeable future until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 16, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2015 through April 30, 2016, as provided by William S. Cazalet, CAIA, Ronald P. Gala, CFA, C. Wesley Boggs, and Peter D. Goslin, CFA, portfolio managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2016, Dreyfus Strategic Beta Global Equity Fund’s Class A shares produced a total return of -1.81%, Class C shares returned -2.16%, Class I shares returned -1.62%, and Class Y shares returned -1.62%.1 For the same period, the fund’s benchmark, the Morgan Stanley Capital International World Index (“MSCI World Index”), produced a -1.05% total return.2

Developed equity markets produced modestly negative total returns, on average, during the reporting period amid global economic concerns. The fund lagged its benchmark, largely due to shortfalls in the United States and Japan.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities issued by companies located throughout the world.

The fund's portfolio managers use a proprietary methodology designed to rank and select stocks of U.S. and foreign companies based on fundamental company information. The portfolio managers employ a "strategic beta" strategy to select and weight stocks for the fund's portfolio based on the company’s economic size, which is determined by a combination of accounting metrics, including sales; earnings before interest, taxation, depreciation and amortization (EBITDA); and net total payout, including dividends and share repurchases. Companies are then ranked based on the quality and growth of their earnings, and companies with the lowest expected performance based on earnings quality and earnings growth metrics are excluded. The portfolio managers handle risk by diversifying across companies and industries. The fund’s portfolio is rebalanced semiannually.

Steep Market Decline Followed by Robust Rally

Global equities had rebounded from earlier weakness when, just prior to the reporting period, the Chinese central bank announced a rate cut and expectations rose that Eurozone and Japanese central banks might further ease monetary policy. However, the European Central Bank (ECB) disappointed investors in early December when it announced a relatively modest policy shift, and investors worried that an interest-rate hike in the United States might be the first in a series of policy changes that could dampen global growth. The market decline accelerated in early 2016 amid renewed concerns about the Chinese economy, plummeting commodity prices, and a surprise announcement that the Bank of Japan would adopt negative interest rates for the first time.

Global equity markets fared much better from mid-February through the reporting period’s end. Investor sentiment improved in response to stabilizing oil prices, additional easing measures from the ECB and China, and comments from the Federal Reserve Board suggesting that U.S. interest rates would rise more gradually than previously feared. The ensuing rally offset most, but not all, of the MSCI World Index’s previous losses.

3

DISCUSSION OF FUND PERFORMANCE (continued)

U.S. and Japanese Holdings Weighed on Relative Performance

The Bank of Japan’s unexpected move to negative interest rates and the resulting influence on currency exchange rates took a toll on Japanese stocks. The negative impact was especially severe among financial institutions, such as fund holding Dai-ichi Life Insurance, where revenues from Australia and the United States were eroded by a strengthening Japanese yen.

In the United States, the information technology sector lost a degree of value when several large technology companies gave back some of their previous gains. Consumer electronics giant Apple was hit particularly hard when it reported a decline in revenues and smartphone sales, and an overweighted position in the stock magnified its weakness. In contrast, the fund held underweighted exposure to industry leaders Amazon.com and Cisco Systems, both of which announced solid financial results. In the U.S. energy sector, a relatively light position in integrated oil producer Chevron prevented the fund from participating more fully in its gains when oil prices rebounded.

The fund achieved better relative results in the telecommunications services sector, where U.S. communications services provider Verizon advanced due to better-than-expected revenue growth. In the health care sector, underweighted exposure to Ireland-based drug developer Allergan benefited relative performance when U.S. regulatory changes derailed a proposed merger.

A Focus on Value

The fund’s quantitative investment process focuses on the characteristics of individual companies instead of macroeconomic or market trends. As of the reporting period’s end, we have established overweighted exposure to stocks that, in our analysis, offer attractive valuations compared to market averages and historical norms. We have complemented those value-oriented positions with overweighted positions in stocks exhibiting high levels of earnings quality and strong earnings momentum. Our bottom-up process has identified an ample number of companies meeting our investment criteria in the consumer discretionary and telecommunications services sectors, but fewer in the financials and health care sectors.

May 16, 2016

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until March 1, 2017, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 SOURCE: Lipper Inc. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index of global stock market performance, including the United States, Canada, Europe, Australia, New Zealand, and the Far East. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Strategic Beta Global Equity Fund from November 1, 2015 to April 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 4.19	$ 7.87	$ 2.96	$ 2.96
Ending value (after expenses)	$ 981.90	$ 978.40	$ 983.80	$ 983.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 4.27	$ 8.02	$ 3.02	$ 3.02
Ending value (after expenses)	$ 1,020.64	$ 1,016.91	$ 1,021.88	$ 1,021.88

† Expenses are equal to the fund’s annualized expense ratio of .85% for Class A, 1.60% for Class C, .60% for Class I and .60% for Class Y, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2016 (Unaudited)

Common Stocks - 98.9%	Shares		Value ($)
Australia - 2.6%
AGL Energy	267		3,701
Amcor	1,291		15,104
AMP	2,863		12,746
Aristocrat Leisure	155		1,177
ASX	106		3,520
AusNet Services	1,827		2,131
Bank of Queensland	83		708
Bendigo & Adelaide Bank	124		877
BHP Billiton	2,388		37,411
Boral	333		1,623
Brambles	597		5,659
Caltex Australia	486		11,944
Challenger	297		2,018
CIMIC Group	76		2,060
Coca-Cola Amatil	576		3,763
Cochlear	36		2,954
Commonwealth Bank of Australia	1,265		70,748
Computershare	191		1,466
CSL	174		13,883
Dexus Property Group	834		5,334
DUET Group	958		1,639
Flight Centre Travel Group	44		1,314
Fortescue Metals Group	4,897		12,487
Goodman Group	853		4,465
GPT Group	1,371		5,239
Harvey Norman Holdings	483		1,643
Incitec Pivot	1,642		4,013
LendLease Group	571		5,507
Macquarie Group	331		15,946
Medibank Private	3,045		7,259
Mirvac Group	1,820		2,585
Newcrest Mining	737	[a]	10,804
Oil Search	399		2,102
Orica	374		4,343
Platinum Asset Management	179		823
Qantas Airways	914	[a]	2,237
Ramsay Health Care	85		4,193

6

Common Stocks - 98.9% (continued)	Shares		Value ($)
Australia - 2.6% (continued)
REA Group	10		387
Rio Tinto	620		24,003
Scentre Group	2,183		7,778
SEEK	70		870
Sonic Healthcare	197		2,889
Stockland	2,363		7,845
Suncorp Group	1,992		18,899
Sydney Airport	643		3,328
Tabcorp Holdings	708		2,384
Tatts Group	673		1,928
Telstra	4,380		17,837
TPG Telecom	107		871
Treasury Wine Estates	370		2,619
Wesfarmers	1,293		41,908
Westfield	1,563		11,954
Westpac Banking	2,025		47,696
Woodside Petroleum	1,068		22,759
Woolworths	1,031		17,286
			518,667
Austria - .1%
ANDRITZ	85		4,764
Erste Group Bank	331	[a]	9,550
OMV	369		11,116
Voestalpine	142		5,127
			30,557
Belgium - .4%
Ageas	316		12,409
Colruyt	92		5,304
Delhaize Group	132		13,845
Groupe Bruxelles Lambert	87		7,675
KBC Groep	187		10,536
Proximus	223		7,491
Solvay	60		6,074
Telenet Group Holding	51	[a]	2,541
UCB	50		3,756
Umicore	74		3,692
			73,323
Bermuda - .0%
Norwegian Cruise Line Holdings	50	[a]	2,445

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Canada - 3.4%
Agrium	100		8,617
Alimentation Couche Tard, Cl. B	400		17,534
Bank of Montreal	500		32,574
Barrick Gold	1,300		25,167
BCE	140		6,565
BlackBerry	400	[a]	2,825
Bombardier, Cl. B	3,600	[a]	5,423
Brookfield Asset Management, Cl. A	750		25,345
CAE	200		2,366
Cameco	400		5,005
Canadian Imperial Bank of Commerce	400		32,307
Canadian National Railway	500		30,788
Canadian Pacific Railway	100		14,428
Canadian Tire, Cl. A	100		10,893
CGI Group, Cl. A	100	[a]	4,568
CI Financial	100		2,214
Dollarama	100		7,210
Element Financial	200		2,244
EnCana	1,400		10,712
Finning International	200		3,555
Fortis	200		6,344
George Weston	100		8,678
Goldcorp	500		10,074
Great-West Lifeco	200		5,885
H&R Real Estate Investment Trust	100		1,747
Husky Energy	6		76
Industrial Alliance Insurance & Financial Services	100		3,324
Intact Financial	100		7,400
Inter Pipeline	200		4,277
Keyera	100		3,221
Kinross Gold	1,800	[a]	10,257
Linamar	100		4,330
Loblaw	100		5,518
Magna International	700		29,401
Methanex	100		3,497
Metro	400		13,386
Onex	200		12,406
Pembina Pipeline	100		3,004
Potash Corp of Saskatchewan	1,100		19,463

8

Common Stocks - 98.9% (continued)	Shares		Value ($)
Canada - 3.4% (continued)
Power Corporation of Canada	1,100		26,731
Power Financial	300		7,888
PrairieSky Royalty	100		2,106
Rogers Communications, Cl. B	400		15,557
Royal Bank of Canada	800		49,682
Saputo	200		6,288
Seven Generations Energy, Cl. A	100	[a]	1,761
Shaw Communications, Cl. B	200		3,701
SNC-Lavalin Group	200		7,525
Sun Life Financial	700		23,878
Suncor Energy	168		4,931
Teck Resources, Cl. B	1,000		12,242
TELUS	200		6,341
The Jean Coutu Group, Cl. A	100		1,521
Thomson Reuters	400		16,463
Toronto-Dominion Bank	900		40,061
Tourmaline Oil	100	[a]	2,307
TransCanada	800		33,219
Turquoise Hill Resources	100	[a]	299
Valeant Pharmaceuticals International	100	[a]	3,334
			668,463
China - .0%
Yangzijiang Shipbuilding Holdings	1,900		1,393
Denmark - .5%
Charles Hansen Holding	38		2,357
Coloplast, Cl. B	41		3,076
Danske Bank	143		4,027
DSV	263		11,076
ISS	197		7,484
Novo Nordisk, Cl. B	915		51,132
Novozymes, Cl. B	100		4,795
Pandora	55		7,153
TDC	1,245		6,375
Vestas Wind Systems	139		9,953
William Demant Holding	12	[a]	1,234
			108,662
Finland - .4%
Elisa	166		6,203
Fortum	457		6,894

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Finland - .4% (continued)
Kone, Cl. B	246		11,231
Metso	205		4,932
Neste	207		6,647
Nokian Renkaat	136		5,011
Orion, Cl. B	110		3,839
Sampo, Cl. A	200		8,739
Stora Enso, Cl. R	930		8,129
UPM-Kymmene	788		15,081
Wartsila	70		3,004
			79,710
France - 4.2%
Aeroports de Paris	14		1,763
Air Liquide	153		17,367
Airbus Group	844		52,816
Altice, Cl. A	374	[a]	5,660
Altice, Cl. B	111	[a]	1,691
Arkema	53		4,235
Atos	82		7,317
AXA	3,364		84,876
BNP Paribas	534		28,300
Bollore	449		1,780
Bouygues	508		16,909
Bureau Veritas	123		2,917
Cap Gemini	121		11,304
Casino Guichard Perrachon	57		3,393
Christian Dior	77		13,498
Cie Generale des Etablissements Michelin	117		12,218
CNP Assurances	404		6,898
Dassault Systemes	25		1,956
Electricite de France	430		6,183
Eurazeo	69		4,861
Eutelsat Communications	159		4,932
Fonciere Des Regions	13		1,231
Gecina	27		3,900
Groupe Eurotunnel	197		2,521
Hermes International	7		2,489
Iliad	6		1,309
Imerys	30		2,221
Ingenico Group	19		2,242

10

Common Stocks - 98.9% (continued)	Shares		Value ($)
France - 4.2% (continued)
JCDecaux	34		1,503
Klepierre	74		3,491
Lagardere	215		5,708
Legrand	136		7,751
LVMH Moet Hennessy Louis Vuitton	164		27,196
Natixis	355		1,961
Numericable - SFR	104		3,406
Orange	4,258		70,709
Peugeot	1,310	[a]	21,100
Renault	343		33,132
Safran	151		10,410
Sanofi	538		44,447
SCOR	304		10,336
Societe BIC	23		3,261
Societe Generale	693		27,211
Sodexo	96		9,707
Suez Environnement	480		8,853
Technip	119		7,006
Thales	105		9,083
Total	1,636		82,730
Unibail-Rodamco	43		11,526
Valeo	105		16,615
Veolia Environnement	1,094		26,888
Vinci	841		62,909
Wendel	37		4,271
			817,997
Germany - 4.9%
adidas	217		27,982
Allianz	555		94,131
Axel Springer	26		1,454
BASF	810		66,966
Bayer	339		39,119
Bayerische Motoren Werke	487		44,853
Beiersdorf	36		3,228
Brenntag	144		8,455
Commerzbank	545		5,088
Continental	116		25,479
Daimler	1,591		110,458
Deutsche Boerse	155		12,716

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Germany - 4.9% (continued)
Deutsche Lufthansa	1,190		18,475
Deutsche Post	1,227		35,995
Deutsche Telekom	3,891		68,042
Deutsche Wohnen-BR	76		2,327
E.ON	5,400		55,695
Evonik Industries	220		6,966
Fraport Frankfurt Airport Services Worldwide	37		2,242
Fresenius & Co.	311		22,636
Fresenius Medical Care & Co.	88		7,633
Hannover Rueck	102		11,622
HeidelbergCement	133		11,825
Henkel & Co.	45		4,571
HUGO BOSS	31		1,976
Infineon Technologies	603		8,574
Kabel Deutschland Holding	5		584
LANXESS	115		6,009
Linde	77		11,767
Merck	64		6,009
METRO	343		10,908
Muenchener Rueckversicherungs	259		48,046
OSRAM Licht	83		4,337
ProSiebenSat.1 Media	282		14,381
RWE	3,288	[a]	49,069
SAP	305		23,858
Siemens	483		50,410
Symrise	49		3,244
Telefonica Deutschland Holding	281		1,429
ThyssenKrupp	392		9,117
TUI	815		11,811
United Internet	49		2,390
Vonovia	57		1,919
			953,796
Hong Kong - 1.0%
AIA Group	5,200		31,110
ASM Pacific Technology	200		1,443
BOC Hong Kong Holdings	2,000		5,973
Cheung Kong Property Holdings	3,684		25,162
CK Hutchison Holdings	2,184		26,118
CLP Holdings	2,000		18,480

12

Common Stocks - 98.9% (continued)	Shares		Value ($)
Hong Kong - 1.0% (continued)
First Pacific	2,000		1,267
Hang Seng Bank	300		5,435
HK Electric Investments	2,000	[b]	1,799
HKT Trust	2,000		2,890
Hong Kong & China Gas	2,200		4,080
Hongkong Land Holdings	400		2,535
Kerry Properties	1,000		2,722
Li & Fung	6,000		3,712
Link	1,000		6,057
NWS Holdings	1,000		1,520
PCCW	8,000		5,414
Sino Land	2,000		3,135
Sun Hung Kai Properties	1,000		12,529
Swire Properties	400		1,037
Techtronic Industries	1,000		3,739
WH Group	12,000	[a,b]	9,675
Wharf Holdings	1,000		5,413
Wheelock & Co.	1,000		4,627
Yue Yuen Industrial Holdings	500		1,815
			187,687
Ireland - .3%
Bank of Ireland	3,006	[a]	911
CRH	841		24,396
Eaton	200		12,654
Kerry Group, Cl. A	47		4,153
Mallinckrodt	50	[a]	3,126
Ryanair Holdings, ADR	23		1,862
Willis Towers Watson	68		8,493
			55,595
Israel - .3%
Bank Leumi Le-Israel	883	[a]	3,235
Bezeq The Israeli Telecommunication	3,943		8,384
Check Point Software Technologies	50	[a]	4,144
Delek Group	11		1,940
NICE Systems	36		2,286
Teva Pharmaceutical Industries	549		30,253
			50,242
Italy - 1.1%
Assicurazioni Generali	2,423		37,036

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Italy - 1.1% (continued)
Atlantia	324		9,033
Enel	9,255		42,006
EXOR	681		25,686
Fiat Chrysler Automobiles	4,469		35,987
Finmeccanica	455	[a]	5,756
Intesa Sanpaolo	3,428		9,530
Luxottica Group	80		4,384
Mediobanca	66		544
Prysmian	359		8,479
Saipem	384	[a]	184
Snam	3,275		20,041
Terna Rete Elettrica Nazionale	2,091		11,818
UnipolSai	712		1,659
			212,143
Japan - 9.3%
Aeon	1,100		16,282
AEON Mall	100		1,376
Ajinomoto	1,000		23,213
Alfresa Holdings	400		7,605
Alps Electric	200		3,409
Amada Holdings	400		3,959
ANA Holdings	2,000		5,594
Aozora Bank	2,000		7,091
Asahi Glass	1,000		5,804
Asahi Group Holdings	200		6,383
Asahi Kasei	1,000		6,770
Astellas Pharma	1,200		16,193
Bandai Namco Holdings	200		4,241
Brother Industries	300		3,416
Casio Computer	200		3,776
Central Japan Railway	200		35,029
Chubu Electric Power	1,300		17,020
Chugoku Electric Power	400		5,140
Citizen Holdings	300		1,677
Concordia Financial Group	1,000	[a]	4,816
Credit Saison	100		1,830
Dai Nippon Printing	1,000		9,321
Daicel	300		3,686
Dai-ichi Life Insurance	2,300		27,396

14

Common Stocks - 98.9% (continued)	Shares	Value ($)
Japan - 9.3% (continued)
Daiichi Sankyo	400	9,368
Daikin Industries	200	15,750
Daito Trust Construction	100	14,211
Daiwa House Industry	700	18,494
Daiwa Securities Group	1,000	5,748
Dentsu	100	5,032
East Japan Railway	300	26,546
Eisai	100	6,172
Fuji Electric	1,000	4,206
Fuji Heavy Industries	700	22,993
FUJIFILM Holdings	500	20,462
Fujitsu	4,000	13,910
Fukuoka Financial Group	1,000	3,363
GungHo Online Entertainment	300	770
Hakuhodo DY Holdings	300	3,393
Hankyu Hanshin Holdings	1,000	6,299
Hino Motors	300	2,876
Hitachi	5,000	22,633
Hitachi Chemical	100	1,669
Hitachi Construction Machinery	100	1,563
Hitachi Metals	200	2,013
Hokuhoku Financial Group	1,000	1,252
Hokuriku Electric Power	200	2,602
Honda Motor	1,300	34,545
Hoya	300	11,422
Hulic	100	976
Idemitsu Kosan	300	6,331
IHI	1,000	2,109
Iida Group Holdings	100	1,865
Isetan Mitsukoshi Holdings	500	5,300
Isuzu Motors	600	6,387
ITOCHU	2,000	25,200
Itochu Techno-Solutions	100	1,953
J Front Retailing	300	3,592
Japan Airlines	100	3,618
Japan Exchange Group	200	2,972
Japan Post Holdings	200	2,672
Japan Tobacco	500	20,481
JFE Holdings	1,000	13,655

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Japan - 9.3% (continued)
JTEKT	300		3,767
JX Holdings	5,900		24,888
Kajima	1,000		6,212
Kansai Electric Power	1,200	[a]	10,594
Kansai Paint	100		1,726
Kao	300		16,468
Kawasaki Heavy Industries	1,000		2,756
KDDI	1,900		54,044
Kintetsu Group Holdings	2,000		8,200
Kirin Holdings	900		13,074
Kobe Steel	5,000		4,721
Koito Manufacturing	100		4,302
Konami Holdings	100		3,136
Konica Minolta	600		5,203
Kubota	1,000		14,608
Kuraray	300		3,792
Kurita Water Industries	100		2,395
Kyushu Electric Power	700		6,987
LIXIL Group	300		6,260
Marubeni	2,900		15,226
Marui Group	100		1,513
Mazda Motor	1,200		18,144
Medipal Holdings	500		7,878
MEIJI Holdings	100		7,809
Mitsubishi Chemical Holdings	4,500		23,225
Mitsubishi Electric	2,000		21,107
Mitsubishi Gas Chemical	1,000		5,435
Mitsubishi Heavy Industries	3,000		10,479
Mitsubishi Materials	2,000		6,255
Mitsubishi Motors	800		3,210
Mitsubishi Tanabe Pharma	100		1,792
Mitsubishi UFJ Financial Group	7,500		34,199
Mitsubishi UFJ Lease & Finance	700		3,018
Mitsui Chemicals	2,000		6,561
Mizuho Financial Group	24,000		35,677
MS&AD Insurance Group Holdings	600		15,605
Murata Manufacturing	100		12,931
Nabtesco	100		2,250
Nagoya Railroad	1,000		5,075

16

Common Stocks - 98.9% (continued)	Shares	Value ($)
Japan - 9.3% (continued)
NEC	4,000	9,635
NEXON	100	1,474
NHK Spring	300	2,640
Nidec	100	7,232
Nikon	300	4,417
Nippon Express	1,000	4,563
Nippon Paint Holdings	100	2,606
Nippon Steel & Sumitomo Metal	1,000	20,519
Nippon Telegraph & Telephone	1,700	75,256
Nissan Motor	4,000	35,607
Nisshin Seifun Group	120	1,957
Nitto Denko	100	5,343
NOK	100	1,641
Nomura Holdings	2,000	8,401
Nomura Real Estate Holdings	200	3,612
Nomura Research Institute	10	351
NSK	500	4,318
NTT Data	100	5,198
NTT DOCOMO	1,700	40,113
NTT Urban Development	100	937
Obayashi	1,000	9,885
Oji Holdings	1,000	4,048
Olympus	100	3,866
Omron	100	3,157
ORIX	1,500	20,920
Osaka Gas	3,000	10,781
Otsuka Holdings	200	7,796
Panasonic	2,800	24,678
Park24	100	2,815
Rakuten	300	3,255
Recruit Holdings	100	3,095
Resona Holdings	2,600	9,097
Ricoh	900	9,189
Santen Pharmaceutical	200	2,859
SBI Holdings	200	2,039
Secom	100	7,637
Seibu Holdings	100	2,107
Seiko Epson	300	4,905
Sekisui Chemical	500	6,221

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Japan - 9.3% (continued)
Sekisui House	900		15,535
Seven Bank	300		1,274
Shimizu	1,000		8,883
Shin-Etsu Chemical	200		11,100
Shinsei Bank	1,000		1,386
Shionogi & Co.	100		5,083
Shiseido	300		6,700
Showa Shell Sekiyu	300		3,100
SoftBank Group	700		36,819
Sompo Japan Nipponkoa Holdings	400		10,379
Sony	1,000		24,310
Sony Financial Holdings	200		2,455
Stanley Electric	100		2,036
Sumitomo Chemical	3,000		13,386
Sumitomo Dainippon Pharma	100		1,279
Sumitomo Heavy Industries	1,000		4,150
Sumitomo Rubber Industries	300		4,542
Suruga Bank	100		1,939
Suzuken	230		7,820
Suzuki Motor	700		18,887
T&D Holdings	700		6,672
Taiheiyo Cement	2,000		5,239
Taisei	1,000		6,808
Taiyo Nippon Sanso	200		1,929
TDK	200		11,605
Teijin	2,000		7,091
Terumo	100		3,813
Toho	100		2,550
Toho Gas	1,000		6,830
Tohoku Electric Power	900		11,472
Tokio Marine Holdings	700		22,579
Tokyo Electric Power Co. Holdings	5,900	[a]	31,219
Tokyo Electron	100		6,606
Tokyo Gas	4,000		17,543
Tokyo Tatemono	100		1,293
Tokyu	1,000		8,588
Tokyu Fudosan Holdings	700		4,687
TonenGeneral Sekiyu	1,000		9,476
Toppan Printing	1,000		8,556

18

Common Stocks - 98.9% (continued)	Shares		Value ($)
Japan - 9.3% (continued)
Toray Industries	2,000		16,694
TOTO	100		3,398
Toyo Seikan Group Holdings	100		1,951
Toyo Suisan Kaisha	100		3,533
Toyoda Gosei	100		1,825
Toyota Industries	100		4,305
Toyota Tsusho	500		11,167
Unicharm	100		2,059
USS	100		1,582
West Japan Railway	200		12,038
Yahoo! Japan	500		2,234
Yamada Denki	1,300		6,504
Yamaha	100		2,878
Yaskawa Electric	200		2,323
Yokogawa Electric	200		2,164
			1,810,396
Luxembourg - .0%
RTL Group	58		4,852
SES	139		3,794
			8,646
Macau - .0%
Sands China	2,400		8,553
Netherlands - 1.5%
AerCap Holdings	200	[a]	8,002
Akzo Nobel	219		15,541
Boskalis Westminster	45		1,877
Core Laboratories	50		6,683
Ferrari	446	[a]	20,203
Heineken	149		13,970
Heineken Holding	147		12,139
ING Groep	2,094		25,680
Koninklijke Ahold	2,488		54,177
Koninklijke DSM	111		6,817
Koninklijke Philips	856		23,536
Koninklijke Vopak	65		3,534
Mylan	300	[a]	12,513
NN Group	402		13,936
NXP Semiconductors	117	[a]	9,978
Randstad Holding	227		12,200

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Netherlands - 1.5% (continued)
RELX	289		4,852
Unilever	649		28,524
Wolters Kluwer	358		13,635
			287,797
New Zealand - .1%
Auckland International Airport	304		1,304
Contact Energy	164		582
Fletcher Building	601		3,494
Meridian Energy	1,530		2,824
Ryman Healthcare	74		461
Spark New Zealand	2,738		7,084
			15,749
Norway - .3%
DNB	413		5,288
Gjensidige Forsikring	160		2,742
Norsk Hydro	1,155		5,022
Orkla	806		7,043
Statoil	1,240		21,805
Telenor	1,097		18,796
Yara International	183		7,324
			68,020
Portugal - .2%
Banco Comercial Portugues, Cl. R	8,557	[a]	380
Energias de Portugal	5,147		18,307
Galp Energia	507		6,992
Jeronimo Martins	400		6,552
			32,231
Singapore - .4%
Ascendas Real Estate Investment Trust	800		1,460
CapitaLand	1,200		2,767
CapitaLand Commercial Trust	1,200		1,273
CapitaLand Mall Trust	1,100		1,691
City Developments	200		1,237
ComfortDelGro	1,900		4,075
Flextronics International	1,850	[a]	22,477
Global Logistic Properties	300		426
Jardine Cycle & Carriage	100		2,862
Noble Group	24,100	[a]	8,172
Sembcorp Industries	800		1,702

20

Common Stocks - 98.9% (continued)	Shares		Value ($)
Singapore - .4% (continued)
Singapore Airlines	500		4,270
Singapore Exchange	300		1,675
Singapore Telecommunications	6,000		17,176
StarHub	600		1,472
Wilmar International	1,700		4,673
			77,408
South Africa - .0%
Mondi	470		9,010
Spain - .9%
ACS Actividades de Construccion y Servicios	680		22,522
Aena	32	[a,b]	4,572
Amadeus IT Holding, Cl. A	190		8,664
Banco Bilbao Vizcaya Argentaria	1,584		10,907
Banco de Sabadell	1,366		2,624
Bankia	1,309		1,222
Bankinter	143		1,094
Distribuidora Internacional de Alimentacion	1,191	[a]	6,628
Enagas	257		7,838
Endesa	513		10,787
Ferrovial	203		4,385
Gas Natural SDG	489		10,159
Grifols	78		1,699
Iberdrola	4,704		33,457
Inditex	390		12,535
Mapfre	1,605		4,078
Red Electrica	68		6,077
Repsol	1,667		22,002
Zardoya Otis	67		713
			171,963
Sweden - .8%
Alfa Laval	163		2,568
Assa Abloy, Cl. B	346		7,251
Atlas Copco, Cl. A	405		10,471
Atlas Copco, Cl. B	235		5,660
Boliden	298		5,190
Electrolux, Ser. B	320		9,297
Hennes & Mauritz, Cl. B	422		14,994
Hexagon, Cl. B	61		2,428
ICA Gruppen	39		1,283

21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Sweden - .8% (continued)
Industrivarden, Cl. C	62		1,130
Investment AB Kinnevik, Cl. B	96		2,757
Investor, Cl. B	142		5,203
Sandvik	786		8,072
Securitas, Cl. B	700		11,047
Skanska, Cl. B	371		8,155
Svenska Cellulosa, Cl. B	618		19,453
Swedbank, Cl. A	431		9,290
Swedish Match	277		8,783
Telia	3,516		16,766
			149,798
Switzerland - 2.7%
Actelion	94	[a]	15,197
Adecco	243		15,656
Baloise Holding	61		7,553
Coca-Cola HBC-CDI	186	[a]	3,812
EMS-Chemie Holding	3		1,485
Galenica	2	[a]	2,925
Geberit	15		5,763
Givaudan	5		9,856
Julius Baer Group	49	[a]	2,097
Kuehne + Nagel International	79	[a]	11,388
Lonza Group	43	[a]	7,159
Nestle	1,669		124,265
Pargesa Holding-BR	46		3,189
Partners Group Holding	5		2,057
Roche Holding	524		132,542
Schindler Holding	19		3,488
Schindler Holding-PC	42		7,654
SGS	3		6,606
Sika-BR	1		4,258
Sonova Holding	16		2,139
Swatch Group	15		1,001
Swatch Group-BR	10		3,419
Swiss Life Holding	50	[a]	12,628
Swiss Prime Site	39	[a]	3,415
Swiss Re	465		41,282
Swisscom	26		13,194
Syngenta	34		13,705

22

Common Stocks - 98.9% (continued)	Shares		Value ($)
Switzerland - 2.7% (continued)
Transocean	1,537		16,663
UBS Group	2,845		49,125
			523,521
United Kingdom - 6.9%
3i Group	528		3,665
Aberdeen Asset Management	609		2,673
Admiral Group	107		2,908
Aggreko	316		5,035
Amec Foster Wheeler	389		2,826
ArcelorMittal	2,963		16,784
ARM Holdings	198		2,719
Ashtead Group	501		6,669
Aviva	3,929		24,919
BAE Systems	3,623		25,315
Barratt Developments	756		5,895
BHP Billiton	1,570		21,431
British American Tobacco	1,410		86,048
British Land	318		3,349
BT Group	7,820		50,811
Bunzl	255		7,612
Burberry Group	292		5,067
Capita	372		5,452
Carnival	107		5,327
Centrica	4,457		15,563
Compass Group	1,627		29,035
Croda International	62	[a]	2,731
Delphi Automotive	410		30,188
Diageo	973		26,289
Direct Line Insurance Group	1,891		10,024
Dixons Carphone	603		3,756
easyJet	227		4,892
Ensco, Cl. A	300		3,588
Experian	497		9,109
G4S	2,227		6,149
GKN	1,592		6,473
GlaxoSmithKline	3,681		78,375
Glencore	16,571	[a]	39,867
Hammerson	282		2,413
Hargreaves Lansdown	61		1,151

23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
United Kingdom - 6.9% (continued)
ICAP	348		2,388
IMI	257		3,523
Imperial Brands	1,231		66,813
Inmarsat	260		3,528
InterContinental Hotels Group	101		4,039
International Consolidated Airlines Group	1,159		8,923
Intertek Group	132		6,295
Intu Properties	163		726
Investec	432		3,315
ITV	2,861		9,436
J Sainsbury	2,639		11,151
Johnson Matthey	236		9,983
Kingfisher	2,346		12,498
Land Securities Group	243		4,029
Legal & General Group	3,486		11,411
Liberty Global, Cl. A	200	[a]	7,546
Liberty Global, Ser. C	450	[a]	16,470
LyondellBasell Industries, Cl. A	560		46,295
Marks & Spencer Group	2,322		14,398
Meggitt	360		2,166
Merlin Entertainments	257	[b]	1,624
Michael Kors Holdings	150	[a]	7,749
National Grid	4,414		63,002
Next	131		9,751
Nielsen Holdings	150		7,821
Old Mutual	8,218		22,376
Persimmon	150		4,363
Petrofac	310		3,845
Provident Financial	63		2,689
Prudential	2,342		46,331
Reckitt Benckiser Group	322		31,259
RELX	388		6,874
Rexam	1,153		10,537
Rio Tinto	1,830		61,471
Royal Bank of Scotland Group	347	[a]	1,171
Royal Mail	1,170		8,345
RSA Insurance Group	868		5,842
Sage Group	863		7,483
Schroders	52		1,916

24

Common Stocks - 98.9% (continued)	Shares		Value ($)
United Kingdom - 6.9% (continued)
Segro	616		3,766
Severn Trent	264		8,602
Shire	163		10,176
Sky	824		11,325
Smiths Group	212		3,443
Sports Direct International	131	[a]	740
SSE	1,525		33,712
St. James's Place	177		2,250
Standard Life	1,730		8,271
Taylor Wimpey	2,472		6,673
Unilever	511		22,915
United Utilities Group	429		5,897
Vodafone Group	21,154		68,410
Whitbread	76		4,310
William Hill	462		2,114
WM Morrison Supermarkets	4,344		12,150
Wolseley	203		11,366
WPP	1,027		24,008
			1,343,618
United States - 56.6%
3M	560		93,733
Abbott Laboratories	650		25,285
AbbVie	1,270		77,470
Accenture, Cl. A	520		58,718
Activision Blizzard	410		14,133
ADT	460		19,311
AES	1,200		13,392
Aetna	420		47,153
Affiliated Managers Group	50	[a]	8,516
Aflac	360		24,829
AGCO	100		5,347
Agilent Technologies	150		6,138
AGL Resources	50		3,293
Air Products & Chemicals	150		21,883
Airgas	50		7,122
Akamai Technologies	50	[a]	2,550
Allergan	36	[a]	7,796
Alliance Data Systems	50	[a]	10,165
Allstate	520		33,826

25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
United States - 56.6% (continued)
Ally Financial	660	[a]	11,755
Alphabet, Cl. A	50	[a]	35,394
Alphabet, Cl. C	50	[a]	34,650
Altria Group	1,560		97,828
Amazon.com	100	[a]	65,959
American Capital Agency	100	[c]	1,837
American Express	810		52,998
American Tower	50	[c]	5,244
American Water Works	50		3,638
Ameriprise Financial	260		24,934
AmerisourceBergen	770		65,527
AMETEK	50		2,405
Amgen	370		58,571
Amphenol, Cl. A	100		5,583
Analog Devices	100		5,632
Annaly Capital Management	750	[c]	7,815
Antero Resources	50	[a]	1,415
Anthem	270		38,008
Aon	310		32,587
Apache	500		27,200
Apple	5,040		472,450
Applied Materials	600		12,282
ARAMARK	300		10,053
Arch Capital Group	50	[a]	3,525
Archer-Daniels-Midland	820		32,751
Arrow Electronics	200	[a]	12,420
Ashland	50		5,580
Assurant	50		4,229
AT&T	6,525		253,300
Automatic Data Processing	210		18,572
AutoNation	200	[a]	10,130
Avery Dennison	100		7,261
Avnet	350		14,392
Axis Capital Holdings	100		5,327
Ball	160		11,421
Bank of America	3,600		52,416
Baxalta	150		6,292
Baxter International	350		15,477
BB&T	300		10,614

26

Common Stocks - 98.9% (continued)	Shares		Value ($)
United States - 56.6% (continued)
Becton Dickinson & Co.	50		8,063
Bed Bath & Beyond	310		14,638
Berkshire Hathaway, Cl. B	560	[a]	81,469
Best Buy	820		26,306
Biogen	100	[a]	27,499
BlackRock	100		35,633
Boeing	920		124,016
BorgWarner	200		7,184
Boston Properties	50	[c]	6,443
Boston Scientific	300	[a]	6,576
Bristol-Myers Squibb	460		33,203
Broadcom	3		353
Brown-Forman, Cl. B	50		4,816
C.R. Bard	50		10,608
CA	400		11,864
Cablevision Systems, Cl. A	150		5,009
Calpine	750	[a]	11,835
Campbell Soup	200		12,342
Capital One Financial	250		18,097
Cardinal Health	960		75,322
Carnival	250		12,262
CBRE Group, Cl. A	210	[a]	6,222
CBS, Cl. B	650		36,341
CDK Global	50		2,379
CDW	250		9,625
Celanese, Ser. A	100		7,070
Centene	250	[a]	15,490
CenterPoint Energy	310		6,649
CenturyLink	1,660		51,377
CH Robinson Worldwide	210		14,904
Charles Schwab	300		8,523
Chesapeake Energy	2,950	[a]	20,266
Chubb	256		30,172
Church & Dwight	50		4,635
Cigna	160		22,166
Cincinnati Financial	50		3,301
Cintas	100		8,978
Cisco Systems	2,500		68,725
CIT Group	100		3,457

27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
United States - 56.6% (continued)
Citigroup	1,350		62,478
Citizens Financial Group	250		5,712
Citrix Systems	150	[a]	12,276
Clorox	100		12,523
CMS Energy	260		10,577
Coach	200		8,054
Coca-Cola	1,490		66,752
Coca-Cola Enterprises	310		16,269
Cognizant Technology Solutions, Cl. A	200	[a]	11,674
Colgate-Palmolive	460		32,623
Columbia Pipeline Group	110		2,818
Comcast, Cl. A	2,340		142,178
Comerica	100		4,440
Constellation Brands, Cl. A	50		7,803
Corning	1,220		22,777
Costco Wholesale	460		68,140
Crown Holdings	200	[a]	10,592
CSX	520		14,180
CVS Health	850		85,425
D.R. Horton	100		3,006
Danaher	150		14,512
Deere & Co.	260		21,869
Delta Air Lines	360		15,001
DENTSPLY SIRONA	50		2,980
Devon Energy	460		15,953
Dick's Sporting Goods	100		4,634
Digital Realty Trust	50	[c]	4,399
Discover Financial Services	310		17,444
Discovery Communications, Cl. A	100	[a]	2,731
Discovery Communications, Cl. C	110	[a]	2,946
DISH Network, Cl. A	100	[a]	4,929
Dollar General	300		24,573
Dominion Resources	250		17,867
Dover	200		13,140
Dow Chemical	1,380		72,602
Dr. Pepper Snapple Group	160		14,546
DTE Energy	100		8,916
Dun & Bradstreet	50		5,521
E*TRADE Financial	100	[a]	2,518

28

Common Stocks - 98.9% (continued)	Shares		Value ($)
United States - 56.6% (continued)
E.I. du Pont de Nemours & Co.	800		52,728
Eastman Chemical	100		7,638
Eaton Vance	100		3,453
eBay	900	[a]	21,987
Ecolab	150		17,247
Electronic Arts	150	[a]	9,277
Emerson Electric	660		36,056
Endo International	50	[a]	1,350
Envision Healthcare Holdings	150	[a]	3,395
EOG Resources	160		13,219
Equifax	50		6,012
Estee Lauder, Cl. A	150		14,380
Everest Re Group	50		9,245
Exelon	1,000		35,090
Expedia	100		11,577
Expeditors International of Washington	250		12,402
Express Scripts Holding	700	[a]	51,611
Exxon Mobil	3,220		284,648
F5 Networks	50	[a]	5,238
Facebook, Cl. A	210	[a]	24,692
Fastenal	150		7,018
Fidelity National Information Services	260		17,108
FirstEnergy	500		16,295
Fiserv	150	[a]	14,658
FLIR Systems	100		3,021
Flowserve	100		4,881
Fluor	310		16,945
FMC Technologies	150	[a]	4,574
FNF Group	200		6,380
Foot Locker	200		12,288
Ford Motor	6,820		92,479
Fortune Brands Home & Security	100		5,541
Franklin Resources	360		13,442
GameStop, Cl. A	310		10,168
Gap	460		10,663
General Dynamics	310		43,561
General Electric	100		3,075
General Mills	510		31,283
General Motors	2,400		76,320

29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
United States - 56.6% (continued)
Genuine Parts	100		9,597
Gilead Sciences	820		72,332
Global Payments	50		3,609
Goodyear Tire & Rubber	600		17,382
H&R Block	210		4,250
Hanesbrands	150		4,355
Harley-Davidson	250		11,957
Harman International Industries	50		3,838
Hartford Financial Services Group	310		13,758
Hasbro	100		8,464
HCA Holdings	510	[a]	41,116
Helmerich & Payne	50		3,306
Henry Schein	50	[a]	8,435
Hershey	100		9,311
Hertz Global Holdings	300	[a]	2,778
Hilton Worldwide Holdings	200		4,410
HollyFrontier	350		12,460
Hologic	50	[a]	1,680
Home Depot	1,450		194,140
Honeywell International	410		46,851
Hormel Foods	200		7,710
Host Hotels & Resorts	500	[c]	7,910
HP	3,540		43,436
Huntington Bancshares	200		2,012
Illinois Tool Works	410		42,853
IMS Health Holdings	100	[a]	2,664
Ingersoll-Rand	310		20,317
Intel	5,410		163,815
Intercontinental Exchange	50		12,001
International Business Machines	1,080		157,615
International Flavors & Fragrances	50		5,973
International Paper	400		17,308
Interpublic Group of Companies	550		12,617
Intuit	250		25,222
Invesco	410		12,714
Iron Mountain	124	[c]	4,530
J.B. Hunt Transport Services	50		4,144
J.M. Smucker	50		6,349
Johnson & Johnson	1,300		145,704

30

Common Stocks - 98.9% (continued)	Shares		Value ($)
United States - 56.6% (continued)
Jones Lang LaSalle	50		5,758
JPMorgan Chase & Co.	2,800		176,960
Juniper Networks	410		9,594
Kimberly-Clark	260		32,549
Kimco Realty	150	[c]	4,218
KLA-Tencor	150		10,491
Kohl's	310		13,733
Kroger	2,180		77,150
L Brands	110		8,612
Laboratory Corporation of America Holdings	50	[a]	6,266
Lam Research	150		11,460
Las Vegas Sands	300		13,545
Lear	200		23,026
Legg Mason	150		4,817
Leggett & Platt	150		7,393
Lennar, Cl. A	50		2,266
Liberty Interactive, Cl. A	700	[a]	18,340
Liberty Property Trust	50	[c]	1,745
Lincoln National	360		15,642
Linear Technology	100		4,448
LKQ	200	[a]	6,410
Lockheed Martin	210		48,800
Loews	300		11,904
Lowe's	1,550		117,831
Lululemon Athletica	50	[a]	3,278
Macerich	50	[c]	3,804
Macy's	510		20,191
Manpowergroup	160		12,325
Marathon Oil	1,250		17,612
Marathon Petroleum	1,220		47,678
Marriott International, Cl. A	260		18,223
Marsh & McLennan Cos.	460		29,049
Marvell Technology Group	750		7,485
Masco	310		9,520
MasterCard, Cl. A	410		39,766
Mattel	350		10,881
Maxim Integrated Products	150		5,358
McCormick & Co.	50		4,689
McDonald's	900		113,841

31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
United States - 56.6% (continued)
McKesson	560		93,979
Mead Johnson Nutrition	100		8,715
MEDNAX	50	[a]	3,565
Merck & Co.	1,240		68,002
MetLife	660		29,766
MGM Resorts International	300	[a]	6,390
Microchip Technology	100		4,859
Micron Technology	1,720	[a]	18,490
Microsoft	3,130		156,093
Mondelez International, Cl. A	1,250		53,700
Monsanto	460		43,093
Morgan Stanley	660		17,860
Mosaic	300		8,397
Motorola Solutions	260		19,549
Murphy Oil	410		14,653
Nasdaq	50		3,086
National Oilwell Varco	310		11,172
Navient	700		9,569
NetApp	510		12,056
New York Community Bancorp	300		4,509
Newell Rubbermaid	203		9,249
News Corp., Cl. A	250		3,105
NextEra Energy	200		23,516
NIKE, Cl. B	720		42,437
Northern Trust	100		7,108
Northrop Grumman	160		33,002
NRG Energy	400		6,040
Nuance Communications	150	[a]	2,577
Nucor	600		29,868
NVIDIA	400		14,212
Oceaneering International	100		3,665
Omnicom Group	360		29,869
ONEOK	550		19,882
Oracle	1,340		53,412
O'Reilly Automotive	100	[a]	26,268
PACCAR	310		18,262
Packaging Corporation of America	100		6,488
Parker-Hannifin	150		17,403
Paychex	160		8,339

32

Common Stocks - 98.9% (continued)	Shares		Value ($)
United States - 56.6% (continued)
PayPal Holdings	150		5,877
Pentair	250		14,520
People's United Financial	200		3,100
PepsiCo	1,040		107,078
Perrigo	50		4,834
Pfizer	3,300		107,943
PG&E	200		11,640
Phillips 66	1,070		87,858
Pinnacle West Capital	100		7,265
Plains GP Holdings, Cl. A	550		5,445
PNC Financial Services Group	250		21,945
Polaris Industries	50		4,894
PPG Industries	200		22,078
PPL	350		13,174
Praxair	200		23,492
Principal Financial Group	210		8,963
Procter & Gamble	1,400		112,168
Progressive	420		13,692
Prologis	100	[c]	4,541
Prudential Financial	360		27,950
Public Service Enterprise Group	400		18,452
Public Storage	50	[c]	12,240
PulteGroup	250		4,598
PVH	50		4,780
Qorvo	50	[a]	2,252
Quanta Services	500	[a]	11,860
Quest Diagnostics	150		11,275
Quintiles Transnational Holdings	50	[a]	3,454
Ralph Lauren	50		4,661
Raymond James Financial	50		2,609
Raytheon	260		32,851
Realogy Holdings	100	[a]	3,574
Red Hat	50	[a]	3,669
Regency Centers	50	[c]	3,685
Regions Financial	900		8,442
RenaissanceRe Holdings	50		5,546
ResMed	100		5,580
Reynolds American	192		9,523
Robert Half International	150		5,746

33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
United States - 56.6% (continued)
Rockwell Automation	50		5,673
Rockwell Collins	50		4,410
Ross Stores	370		21,009
Royal Caribbean Cruises	50		3,870
S&P Global	110		11,753
Sabre	100		2,895
salesforce.com	50	[a]	3,790
SanDisk	100		7,513
SCANA	100		6,869
Schlumberger	934		75,038
Scripps Networks Interactive, Cl. A	100		6,235
Seagate Technology	810		17,634
Sealed Air	250		11,840
SEI Investments	50		2,404
Sempra Energy	150		15,502
Sensata Technologies Holding	50	[a]	1,884
Sherwin-Williams	100		28,731
Simon Property Group	100	[c]	20,117
Sirius XM Holdings	2,500	[a]	9,875
Skyworks Solutions	100		6,682
Snap-on	50		7,964
Southern	400		20,040
Southwest Airlines	200		8,922
Spectra Energy	510		15,948
Sprint	850	[a]	2,916
St. Jude Medical	160		12,192
Stanley Black & Decker	150		16,788
Starbucks	650		36,549
Starwood Hotels & Resorts Worldwide	150	[c]	12,282
Stryker	100		10,901
SunTrust Banks	150		6,261
Synchrony Financial	350	[a]	10,699
T. Rowe Price Group	160		12,046
Target	1,250		99,375
TD Ameritrade Holding	100		2,983
TE Connectivity	210		12,491
TEGNA	350		8,176
Tesoro	260		20,719
Texas Instruments	1,130		64,455

34

Common Stocks - 98.9% (continued)	Shares		Value ($)
United States - 56.6% (continued)
Textron	310		11,991
The TJX Companies	370		28,053
Thermo Fisher Scientific	50		7,212
Tiffany & Co.	50		3,568
Time Warner	830		62,366
Time Warner Cable	160		33,938
Toll Brothers	100	[a]	2,730
Total System Services	50		2,557
Tractor Supply	100		9,466
Travelers	520		57,148
Trimble Navigation	50	[a]	1,198
Twenty-First Century Fox, Cl. A	1,870		56,586
Twenty-First Century Fox, Cl. B	660		19,879
Twitter	50	[a]	731
Tyco International	260		10,015
Tyson Foods, Cl. A	420		27,644
U.S. Bancorp	700		29,883
UDR	50	[c]	1,746
Union Pacific	820		71,529
United Continental Holdings	100	[a]	4,581
United Parcel Service, Cl. B	760		79,853
United Rentals	200	[a]	13,386
United Technologies	400		41,748
United Therapeutics	50	[a]	5,260
UnitedHealth Group	670		88,226
Universal Health Services, Cl. B	50		6,684
Unum Group	250		8,552
Valero Energy	1,430		84,184
Vantiv, Cl. A	50	[a]	2,727
Varian Medical Systems	50	[a]	4,059
VeriSign	100	[a]	8,640
Verisk Analytics	50	[a]	3,879
Verizon Communications	5,380		274,057
VF	110		6,935
Viacom, Cl. B	660		26,994
Visa, Cl. A	490		37,848
Vornado Realty Trust	100	[c]	9,573
Voya Financial	150		4,871
W.W. Grainger	50		11,726

35

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
United States - 56.6% (continued)
Wabtec	50		4,147
Walgreens Boots Alliance	600		47,568
Wal-Mart Stores	2,330		155,807
Walt Disney	1,190		122,879
Waste Management	610		35,862
Waters	50	[a]	6,508
Weatherford International	900	[a]	7,317
WEC Energy Group	160		9,314
Wells Fargo & Co.	2,350		117,453
Welltower	100	[c]	6,942
Western Union	670		13,400
Westlake Chemical	50		2,510
Weyerhaeuser	380	[c]	12,206
Whirlpool	100		17,414
WhiteWave Foods, Cl. A	50	[a]	2,011
Whiting Petroleum	100	[a]	1,200
Wyndham Worldwide	200		14,190
Xerox	740		7,104
Xilinx	100		4,308
XL Group	360		11,783
Xylem	100		4,178
Yum! Brands	310		24,664
Zimmer Biomet Holdings	50		5,788
Zoetis	150		7,054
			11,050,374
Total Common Stocks (cost $19,412,862)			19,317,764
Preferred Stocks - .1%
Germany - .1%
Bayerische Motoren Werke	71		5,641
Fuchs Petrolub	44		1,885
Henkel & Co.	78		8,908
(cost $16,755)			16,434

36

Other Investment - .5%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $108,934)	108,934	[d]	108,934
Total Investments (cost $19,538,551)	99.5%		19,443,132
Cash and Receivables (Net)	.5%		89,846
Net Assets	100.0%		19,532,978

ADR—American Depository Receipt

BR—Bearer Certificate

PC—Participation Certificate

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, these securities were valued at $17,670 or .09% of net assets.

c Investment in real estate investment trust.

d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Financials	16.4
Consumer Discretionary	16.2
Industrials	11.7
Information Technology	11.3
Consumer Staples	10.3
Health Care	10.0
Materials	6.6
Telecommunication Services	6.2
Energy	5.9
Utilities	4.4
Money Market Investment	.5
99.5

† Based on net assets.

See notes to financial statements.

37

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	19,429,617	19,334,198
Affiliated issuers	108,934	108,934
Cash		1,232
Cash denominated in foreign currency	63,662	65,093
Dividends and interest receivable		60,270
Prepaid expenses		21,264
		19,590,991
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		14,933
Accrued expenses		43,080
		58,013
Net Assets ($)		19,532,978
Composition of Net Assets ($):
Paid-in capital		20,001,654
Accumulated undistributed investment income—net		125,547
Accumulated net realized gain (loss) on investments		(501,832)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		(92,391)
Net Assets ($)		19,532,978

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	100,302	98,482	19,236,544	97,650
Shares Outstanding	8,226	8,105	1,576,000	8,000
Net Asset Value Per Share ($)	12.19	12.15	12.21	12.21

See notes to financial statements.

38

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $12,746 foreign taxes withheld at source):
Unaffiliated issuers	250,570
Affiliated issuers	161
Interest	436
Total Income	251,167
Expenses:
Management fee—Note 3(a)	42,647
Custodian fees—Note 3(c)	50,004
Professional fees	48,560
Registration fees	25,124
Trustees’ fees and expenses—Note 3(d)	4,495
Prospectus and shareholders’ reports	3,275
Shareholder servicing costs—Note 3(c)	429
Distribution fees—Note 3(b)	358
Loan commitment fees—Note 2	115
Miscellaneous	39,789
Total Expenses	214,796
Less—reduction in expenses due to undertaking—Note 3(a)	(157,361)
Less—reduction in fees due to earnings credits—Note 3(c)	(2)
Net Expenses	57,433
Investment Income—Net	193,734
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(430,668)
Net realized gain (loss) on forward foreign currency exchange contracts	(3,812)
Net Realized Gain (Loss)	(434,480)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(88,071)
Net Realized and Unrealized Gain (Loss) on Investments	(522,551)
Net (Decrease) in Net Assets Resulting from Operations	(328,817)

See notes to financial statements.

39

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations ($):
Investment income—net	193,734	386,509
Net realized gain (loss) on investments	(434,480)	(75,469)
Net unrealized appreciation (depreciation) on investments	(88,071)	77,381
Net Increase (Decrease) in Net Assets Resulting from Operations	(328,817)	388,421
Dividends to Shareholders from ($):
Investment income—net:
Class A	(1,669)	(464)
Class C	(891)	(340)
Class I	(371,936)	(99,288)
Class Y	(1,888)	(504)
Total Dividends	(376,384)	(100,596)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	500	11,738
Dividends reinvested:
Class A	46	-
Class C	12	4
Cost of shares redeemed:
Class A	-	(8,765)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	558	2,977
Total Increase (Decrease) in Net Assets	(704,643)	290,802
Net Assets ($):
Beginning of Period	20,237,621	19,946,819
End of Period	19,532,978	20,237,621
Undistributed investment income—net	125,547	308,197
Capital Share Transactions (Shares):
Class A
Shares sold	41	908
Shares issued for dividends reinvested	4	-
Shares redeemed	-	(727)
Net Increase (Decrease) in Shares Outstanding	45	181
Class C
Shares issued for dividends reinvested	1	1

See notes to financial statements.

40

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2016	Year Ended October 31,
Class A Shares	(Unaudited)	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.62	12.46	12.50
Investment Operations:
Investment income—net[b]	.11	.21	.01
Net realized and unrealized gain (loss) on investments	(.34)	.01	(.05)
Total from Investment Operations	(.23)	.22	(.04)
Distributions:
Dividends from investment income—net	(.20)	(.06)	-
Net asset value, end of period	12.19	12.62	12.46
Total Return (%)[c]	(1.81)[d]	1.75	(.32)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.71[e]	2.17	5.60[e]
Ratio of net expenses to average net assets	.85[e]	.85	.85[e]
Ratio of net investment income to average net assets	1.80[e]	1.67	.82[e]
Portfolio Turnover Rate	26.35[d]	26.85	.01[d]
Net Assets, end of period ($ x 1,000)	100	103	100

a From September 15, 2014 (commencement of operations) to October 31, 2014.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

41

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2016	Year Ended October 31,
Class C Shares	(Unaudited)	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.53	12.45	12.50
Investment Operations:
Investment income—net[b]	.06	.12	.00[c]
Net realized and unrealized gain (loss) on investments	(.33)	.00[c]	(.05)
Total from Investment Operations	(.27)	.12	(.05)
Distributions:
Dividends from investment income—net	(.11)	(.04)	-
Net asset value, end of period	12.15	12.53	12.45
Total Return (%)[d]	(2.16)[e]	.98	(.40)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.39[f]	2.95	6.34[f]
Ratio of net expenses to average net assets	1.60[f]	1.60	1.60[f]
Ratio of net investment income to average net assets	1.05[f]	.91	.06[f]
Portfolio Turnover Rate	26.35[e]	26.85	.01[e]
Net Assets, end of period ($ x 1,000)	98	102	101

a From September 15, 2014 (commencement of operations) to October 31, 2014.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Exclusive of sales charge.

e Not annualized.

f Annualized.

See notes to financial statements.

42

	Six Months Ended
	April 30, 2016	Year Ended October 31,
Class I Shares	(Unaudited)	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.65	12.47	12.50
Investment Operations:
Investment income—net[b]	.12	.24	.02
Net realized and unrealized gain (loss) on investments	(.32)	.00[c]	(.05)
Total from Investment Operations	(.20)	.24	(.03)
Distributions:
Dividends from investment income—net	(.24)	(.06)	-
Net asset value, end of period	12.21	12.65	12.47
Total Return (%)	(1.62)[d]	1.95	(.24)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.26[e]	1.80	5.03[e]
Ratio of net expenses to average net assets	.60[e]	.60	.60[e]
Ratio of net investment income to average net assets	2.05[e]	1.91	1.07[e]
Portfolio Turnover Rate	26.35[d]	26.85	.01[d]
Net Assets, end of period ($ x 1,000)	19,237	19,932	19,647

a From September 15, 2014 (commencement of operations) to October 31, 2014.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Not annualized.

e Annualized.

See notes to financial statements.

43

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2016	Year Ended October 31,
Class Y Shares	(Unaudited)	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.65	12.47	12.50
Investment Operations:
Investment income—net[b]	.12	.24	.02
Net realized and unrealized gain (loss) on investments	(.32)	.00[c]	(.05)
Total from Investment Operations	(.20)	.24	(.03)
Distributions:
Dividends from investment income—net	(.24)	(.06)	-
Net asset value, end of period	12.21	12.65	12.47
Total Return (%)	(1.62)[d]	1.95	(.24)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.26[e]	1.80	5.03[e]
Ratio of net expenses to average net assets	.60[e]	.60	.60[e]
Ratio of net investment income to average net assets	2.05[e]	1.91	1.07[e]
Portfolio Turnover Rate	26.35[d]	26.85	.01[d]
Net Assets, end of period ($ x 1,000)	98	101	100

a From September 15, 2014 (commencement of operations) to October 31, 2014.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Not annualized.

e Annualized.

See notes to financial statements.

44

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Strategic Beta Global Equity Fund (the “fund”) is a separate diversified series of Dreyfus Opportunity Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2016, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 8,000 Class A, 8,000 Class C, and all of the outstanding Class I and Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive

45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

46

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2016 in valuing the fund’s investments:

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	11,154,427	-	-	11,154,427
Equity Securities - Foreign Common Stocks†	107,981	8,055,356††	-	8,163,337
Equity Securities - Foreign Preferred Stocks†	-	16,434††	-	16,434
Mutual Funds	108,934	-	-	108,934

† See Statement of Investments for additional detailed categorizations.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.

At October 31, 2015, no exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses

48

on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2016 were as follows:

Affiliated Investment Company	Value 10/31/2015 ($)	Purchases ($)	Sales ($)	Value 4/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	437,200	285,498	613,764	108,934.5

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable

49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the two-year period ended October 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $67,351 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2015. The fund has $30 of long-term capital losses and $67,321 of short-term capital losses which can carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2015 was as follows: ordinary income $100,596. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2016, the fund did not borrow under the Facilities.

50

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2015 through March 1, 2017, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .60% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $157,361 during the period ended April 30, 2016.

Pursuant to a sub-investment advisory agreement between Dreyfus and Mellon Capital, Mellon Capital serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2016, Class C shares were charged $358 pursuant to the Distribution Plan.

51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2016, Class A and Class C shares were charged $122 and $119, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2016, the fund was charged $75 for transfer agency services and $5 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $2.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2016, the fund was charged $50,004 pursuant to the custody agreement.

During the period ended April 30, 2016, the fund was charged $4,997 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $7,200, Distribution Plan fees $60, Shareholder Services Plan fees $41, custodian fees $32,290, Chief Compliance Officer fees $3,208 and transfer agency fees $228, which are offset against an expense reimbursement currently in effect in the amount of $28,094.

52

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2016, amounted to $5,044,894 and $5,025,560, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on

53

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At April 30, 2016, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2016:

Average Market Value ($)
Forward contracts	23,417

At April 30, 2016, accumulated net unrealized depreciation on investments was $95,419, consisting of $1,418,342 gross unrealized appreciation and $1,513,761 gross unrealized depreciation.

At April 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

54

NOTES

55

NOTES

56

NOTES

57

For More Information

Dreyfus Strategic Beta Global Equity Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Mellon Capital Management
Corporation
50 Fremont Street, Suite 3900
San Francisco, CA 94105

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DBGAX Class C: DBGCX Class I: DBGIX Class Y: DBGYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6336SA0416

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By:       /s/ Bradley J. Skapyak_

Bradley J. Skapyak

Date:    June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak_

Bradley J. Skapyak

Date:    June 22, 2016

By:       /s/ James Windels_____

            James Windels

            Treasurer

Date:    June 22, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)